UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)
Consumer Discretionary 13.1%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	17,430	204,105
Amerigon, Inc.* (a)	7,786	125,977
Cooper Tire & Rubber Co.	16,226	246,960
Dana Holding Corp. (a)	38,574	597,897
Dorman Products, Inc.*	2,821	142,743
Drew Industries, Inc.*	4,935	134,775
Exide Technologies*	20,949	65,570
Fuel Systems Solutions, Inc.*	4,366	114,215
Modine Manufacturing Co.*	12,022	106,154
Motorcar Parts of America, Inc.*	3,229	31,063
Shiloh Industries, Inc.	1,452	13,838
Spartan Motors, Inc. (a)	9,110	48,192
Standard Motor Products, Inc. (a)	5,261	93,330
Stoneridge, Inc.*	7,033	69,556
Superior Industries International, Inc.	6,167	120,503
Tenneco, Inc.*	15,925	591,614
Tower International, Inc.*	1,701	20,718

		2,727,210
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,458	73,088
Distributors 0.2%
Core-Mark Holding Co., Inc.	3,041	124,499
Pool Corp. (a)	12,700	475,234
VOXX International Corp.*	4,797	65,047
Weyco Group, Inc. (a)	1,795	42,541

		707,321
Diversified Consumer Services 1.2%
American Public Education, Inc.* (a)	4,682	177,916
Archipelago Learning, Inc.* (a)	3,236	35,984
Ascent Capital Group, Inc. "A"*	3,823	180,790
Bridgepoint Education, Inc.* (a)	4,764	117,909
Cambium Learning Group, Inc.*	4,460	11,819
Capella Education Co.* (a)	3,616	129,995
Coinstar, Inc.* (a)	8,260	524,923
Corinthian Colleges, Inc.* (a)	20,624	85,383
Grand Canyon Education, Inc.*	7,518	133,520
Hillenbrand, Inc. (a)	16,439	377,275
K12, Inc.* (a)	6,807	160,849
Lincoln Educational Services Corp.	5,887	46,566
Mac-Gray Corp.	3,169	47,947
Matthews International Corp. "A"	7,718	244,197
National American University Holdings, Inc.	2,172	13,684
Regis Corp. (a)	15,124	278,735
School Specialty, Inc.*	4,255	15,063
Sotheby's	17,793	699,977
Steiner Leisure Ltd.*	3,955	193,123
Stewart Enterprises, Inc. "A"	19,787	120,107
Strayer Education, Inc. (a)	3,210	302,639
Universal Technical Institute, Inc. (a)	6,030	79,536

		3,977,937
Hotels, Restaurants & Leisure 2.8%
AFC Enterprises, Inc.*	6,465	109,646
Ambassadors Group, Inc.	4,979	26,638
Ameristar Casinos, Inc.	8,518	158,690
Benihana, Inc. (a)	3,906	50,973
Biglari Holdings, Inc.*	324	130,523
BJ's Restaurants, Inc.* (a)	6,324	318,413
Bob Evans Farms, Inc. (a)	7,963	300,364
Boyd Gaming Corp.* (a)	14,427	113,108
Bravo Brio Restaurant Group, Inc.* (a)	4,987	99,541
Buffalo Wild Wings, Inc.*	4,828	437,851
Caesars Entertainment Corp.*	9,684	142,711
Caribou Coffee Co., Inc.* (a)	3,263	60,822
Carrols Restaurant Group, Inc.*	3,474	52,979
CEC Entertainment, Inc. (a)	4,801	182,006
Churchill Downs, Inc.	3,281	183,408
Cracker Barrel Old Country Store, Inc. (a)	6,033	336,641
Denny's Corp.*	26,161	105,691
DineEquity, Inc.*	4,033	200,037
Domino's Pizza, Inc. (a)	15,332	556,552
Einstein Noah Restaurant Group, Inc.	1,465	21,858
Gaylord Entertainment Co.* (a)	9,354	288,103
International Speedway Corp. "A"	7,675	212,981
Interval Leisure Group, Inc.	10,451	181,847
Isle of Capri Casinos, Inc.* (a)	5,455	38,512
Jack in the Box, Inc.* (a)	11,537	276,542
Jamba, Inc.* (a)	16,512	34,180
Krispy Kreme Doughnuts, Inc.* (a)	15,048	109,850
LIFE TIME FITNESS, Inc.* (a)	11,156	564,159
Luby's, Inc.* (a)	5,004	30,374
Marcus Corp.	5,319	66,754
Monarch Casino & Resort, Inc.*	2,265	23,330
Morgans Hotel Group Co.* (a)	5,613	27,784
Multimedia Games Holding Co., Inc.*	7,177	78,660
O'Charley's, Inc.* (a)	4,969	48,895
Orient-Express Hotels Ltd. "A"*	24,970	254,694
P.F. Chang's China Bistro, Inc. (a)	5,538	218,862
Papa John's International, Inc.* (a)	4,977	187,434
Peet's Coffee & Tea, Inc.* (a)	3,399	250,506
Pinnacle Entertainment, Inc.*	16,129	185,645
Red Lion Hotels Corp.*	3,771	30,960
Red Robin Gourmet Burgers, Inc.*	3,467	128,938
Ruby Tuesday, Inc.* (a)	17,232	157,328
Ruth's Hospitality Group, Inc.*	9,324	70,769
Scientific Games Corp. "A"*	15,243	177,733
Shuffle Master, Inc.*	14,085	247,896
Six Flags Entertainment Corp.	10,995	514,236
Sonic Corp.*	16,489	126,636
Speedway Motorsports, Inc. (a)	3,181	59,421
Texas Roadhouse, Inc. (a)	16,480	274,227
The Cheesecake Factory, Inc.* (a)	14,438	424,333
Town Sports International Holdings, Inc.*	5,224	65,979
Vail Resorts, Inc. (a)	9,490	410,443

		9,356,463
Household Durables 0.8%
American Greetings Corp. "A" (a)	10,100	154,934
Beazer Homes U.S.A., Inc.* (a)	20,100	65,325
Blyth, Inc.	1,364	102,068
Cavco Industries, Inc.* (a)	1,834	85,428
CSS Industries, Inc.	2,108	41,022
Ethan Allen Interiors, Inc. (a)	6,296	159,415
Furniture Brands International, Inc.* (a)	9,891	16,617
Helen of Troy Ltd.*	8,075	274,631
Hovnanian Enterprises, Inc. "A"* (a)	17,748	43,483
iRobot Corp.* (a)	6,290	171,465
KB HOME (a)	20,008	178,071
La-Z-Boy, Inc.*	13,812	206,627
Libbey, Inc.* (a)	5,076	65,683
Lifetime Brands, Inc. (a)	2,536	28,505
M.D.C. Holdings, Inc.	9,827	253,438
M/I Homes, Inc.*	4,785	59,142
Meritage Homes Corp.*	7,269	196,699
Ryland Group, Inc. (a)	11,789	227,292
Sealy Corp.* (a)	13,302	26,870
Skullcandy, Inc.* (a)	2,561	40,541
Skyline Corp.	1,800	13,770
Standard Pacific Corp.* (a)	27,809	124,028
Universal Electronics, Inc.*	3,966	79,241
Zagg, Inc.* (a)	5,901	62,728

		2,677,023
Internet & Catalog Retail 0.3%
1-800 FLOWERS.COM, Inc. "A"*	6,901	20,910
Blue Nile, Inc.* (a)	3,177	104,778
Geeknet, Inc.* (a)	1,184	17,121
HSN, Inc.	10,533	400,570
NutriSystem, Inc. (a)	7,197	80,822
Orbitz Worldwide, Inc.*	5,489	16,741
Overstock.com, Inc.* (a)	2,996	15,699
PetMed Express, Inc. (a)	5,415	67,038
Shutterfly, Inc.* (a)	7,840	245,627
US Auto Parts Network, Inc.*	4,076	14,714
ValueVision Media, Inc. "A"*	10,642	22,029

		1,006,049
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	3,245	138,983
Black Diamond, Inc.* (a)	4,879	45,180
Brunswick Corp.	23,446	603,734
Callaway Golf Co. (a)	17,117	115,711
JAKKS Pacific, Inc. (a)	7,133	124,471
Johnson Outdoors, Inc. "A"* (a)	1,177	22,481
Leapfrog Enterprises, Inc.*	10,869	90,865
Marine Products Corp. (a)	3,050	18,148
Smith & Wesson Holding Corp.* (a)	15,947	123,589
Steinway Musical Instruments, Inc.*	1,742	43,550
Sturm, Ruger & Co., Inc. (a)	4,930	242,063
Summer Infant, Inc.* (a)	3,510	21,060

		1,589,835
Media 1.2%
AH Belo Corp. "A"	4,929	24,103
Arbitron, Inc.	7,125	263,482
Belo Corp. "A"	24,469	175,443
Central European Media Enterprises Ltd. "A"* (a)	9,963	70,737
Cinemark Holdings, Inc.	24,553	538,938
Crown Media Holdings, Inc.* (a)	7,874	12,520
Cumulus Media, Inc. "A"* (a)	9,305	32,474
Dial Global, Inc.* (a)	1,464	3,411
Digital Domain Media Group, Inc.* (a)	950	5,406
Digital Generation, Inc.* (a)	7,086	72,348
Entercom Communications Corp. "A"* (a)	6,479	42,049
Entravision Communications Corp. "A"	13,431	22,967
Fisher Communications, Inc.*	2,319	71,240
Global Sources Ltd.* (a)	3,115	19,188
Gray Television, Inc.* (a)	13,451	25,422
Harte-Hanks, Inc.	11,592	104,908
Journal Communications, Inc. "A"*	11,334	63,810
Knology, Inc.*	7,841	142,706
Lin TV Corp. "A"*	7,600	30,780
Lions Gate Entertainment Corp.* (a)	11,937	166,163
Live Nation Entertainment, Inc.*	37,146	349,172
Martha Stewart Living Omnimedia, Inc. "A" (a)	7,657	29,173
McClatchy Co. "A"* (a)	14,716	42,529
MDC Partners, Inc. "A"	6,735	74,893
Meredith Corp. (a)	9,545	309,831
National CineMedia, Inc.	14,390	220,167
New York Times Co. "A"* (a)	35,864	243,517
Nexstar Broadcasting Group, Inc. "A"* (a)	2,951	24,523
Outdoor Channel Holdings, Inc.	3,731	27,274
ReachLocal, Inc.*	2,611	18,616
Rentrak Corp.*	2,404	54,571
Saga Communications, Inc. "A"*	945	33,831
Scholastic Corp.	6,964	245,690
Sinclair Broadcast Group, Inc. "A"	13,480	149,089
The E.W. Scripps Co. "A"*	8,442	83,323
Valassis Communications, Inc.* (a)	11,743	270,089
Value Line, Inc. (a)	300	3,684
World Wrestling Entertainment, Inc. "A" (a)	7,267	64,458

		4,132,525
Multiline Retail 0.2%
Fred's, Inc. "A" (a)	9,866	144,142
Gordmans Stores, Inc.*	1,495	32,845
Saks, Inc.* (a)	30,350	352,364
The Bon-Ton Stores, Inc.	3,254	30,067
Tuesday Morning Corp.*	11,226	43,108

		602,526
Specialty Retail 3.6%
Aeropostale, Inc.*	21,263	459,706
America's Car-Mart, Inc.*	2,237	98,383
Ann, Inc.* (a)	12,746	365,045
Asbury Automotive Group, Inc.*	7,609	205,443
Ascena Retail Group, Inc.* (a)	16,571	734,427
Barnes & Noble, Inc.* (a)	7,608	100,806
bebe stores, inc. (a)	10,068	92,928
Big 5 Sporting Goods Corp. (a)	5,758	45,143
Body Central Corp.* (a)	3,083	89,469
Brown Shoe Co., Inc. (a)	11,004	101,567
Build-A-Bear Workshop, Inc.*	4,215	22,129
Cabela's, Inc.* (a)	11,394	434,681
Casual Male Retail Group, Inc.*	11,533	38,751
Cato Corp. "A" (a)	7,206	199,174
Charming Shoppes, Inc.*	30,130	177,767
Children's Place Retail Stores, Inc.* (a)	6,451	333,323
Christopher & Banks Corp.	9,416	17,514
Citi Trends, Inc.* (a)	3,928	45,015
Coldwater Creek, Inc.* (a)	20,858	24,195
Collective Brands, Inc.* (a)	16,162	317,745
Conn's, Inc.* (a)	3,877	59,512
Cost Plus, Inc.* (a)	4,911	87,907
Destination Maternity Corp.	2,818	52,330
Express, Inc.*	14,537	363,134
Francesca's Holdings Corp.* (a)	2,663	84,177
Genesco, Inc.* (a)	6,243	447,311
GNC Holdings, Inc. "A" (a)	5,977	208,538
Group 1 Automotive, Inc. (a)	5,973	335,503
Haverty Furniture Companies, Inc.	5,054	56,099
hhgregg, Inc.* (a)	4,291	48,832
Hibbett Sports, Inc.* (a)	7,211	393,360
HOT Topic, Inc.	11,277	114,462
Jos. A. Bank Clothiers, Inc.* (a)	7,273	366,632
Kirkland's, Inc.* (a)	4,060	65,691
Lithia Motors, Inc. "A" (a)	5,825	152,615
Lumber Liquidators Holdings, Inc.* (a)	6,173	155,004
MarineMax, Inc.* (a)	6,120	50,368
Mattress Firm Holding Corp.* (a)	1,529	57,949
Monro Muffler Brake, Inc. (a)	8,027	333,040
New York & Co., Inc.*	6,834	25,491
Office Depot, Inc.*	72,777	251,081
OfficeMax, Inc.* (a)	22,661	129,621
Pacific Sunwear of California, Inc.* (a)	12,387	21,801
Penske Automotive Group, Inc.	11,728	288,861
Pier 1 Imports, Inc.* (a)	25,861	470,153
Rent-A-Center, Inc.	15,481	584,408
Rue21, Inc.* (a)	3,862	113,311
Select Comfort Corp.*	14,637	474,092
Shoe Carnival, Inc.*	2,366	76,232
Sonic Automotive, Inc. "A" (a)	10,694	191,530
Stage Stores, Inc. (a)	8,163	132,567
Stein Mart, Inc.*	7,238	47,771
Systemax, Inc.* (a)	2,979	50,226
Talbots, Inc.* (a)	18,603	56,367
Teavana Holdings, Inc.* (a)	1,899	37,448
The Buckle, Inc. (a)	7,083	339,276
The Finish Line, Inc. "A" (a)	13,642	289,483
The Men's Wearhouse, Inc.	13,565	525,915
The Pep Boys - Manny, Moe & Jack (a)	13,709	204,538
The Wet Seal, Inc. "A"* (a)	23,786	82,062
Vitamin Shoppe, Inc.* (a)	6,505	287,586
West Marine, Inc.* (a)	3,980	47,680
Winmark Corp. (a)	579	33,547
Zale Corp.* (a)	8,416	26,005
Zumiez, Inc.* (a)	5,530	199,688

		12,322,415
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc.* (a)	12,943	644,173
Cherokee, Inc. (a)	2,369	26,983
Columbia Sportswear Co. (a)	3,155	149,705
Crocs, Inc.*	23,756	496,976
Delta Apparel, Inc.* (a)	1,898	31,184
G-III Apparel Group Ltd.* (a)	4,404	125,162
Iconix Brand Group, Inc.*	19,172	333,209
K-Swiss, Inc. "A"* (a)	7,254	29,741
Kenneth Cole Productions, Inc. "A"*	2,090	33,649
Liz Claiborne, Inc.* (a)	24,814	331,515
Maidenform Brands, Inc.* (a)	6,156	138,572
Movado Group, Inc.	4,617	113,347
Oxford Industries, Inc. (a)	3,379	171,721
Perry Ellis International, Inc.* (a)	3,184	59,445
Quiksilver, Inc.*	34,635	139,925
R.G. Barry Corp.	2,256	27,523
Skechers U.S.A., Inc. "A"* (a)	10,017	127,416
Steven Madden Ltd.*	9,945	425,149
The Jones Group, Inc.	21,141	265,531
The Warnaco Group, Inc.* (a)	10,649	621,902
True Religion Apparel, Inc.*	6,811	186,622
Unifi, Inc.*	3,776	36,476
Vera Bradley, Inc.* (a)	5,163	155,871
Wolverine World Wide, Inc.	13,055	485,385

		5,157,182
Consumer Staples 3.3%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	2,144	228,958
Central European Distribution Corp.* (a)	19,550	99,900
Coca-Cola Bottling Co. Consolidated (a)	1,174	73,657
Craft Brewers Alliance, Inc.* (a)	2,920	22,367
MGP Ingredients, Inc. (a)	3,092	16,635
National Beverage Corp.* (a)	2,978	47,767
Primo Water Corp.* (a)	3,208	6,256

		495,540
Food & Staples Retailing 1.1%
Arden Group, Inc. "A" (a)	314	28,539
Casey's General Stores, Inc.	10,007	554,988
Ingles Markets, Inc. "A"	3,451	60,876
Nash Finch Co. (a)	3,191	90,688
Pantry, Inc.* (a)	6,094	79,283
PriceSmart, Inc. (a)	4,676	340,459
Rite Aid Corp.* (a)	154,205	268,317
Roundy's, Inc.*	5,053	54,067
Ruddick Corp.	12,936	518,734
Spartan Stores, Inc. (a)	5,864	106,256
Susser Holdings Corp.*	2,537	65,125
The Andersons, Inc.	4,879	237,558
The Chefs' Warehouse, Inc.* (a)	2,534	58,637
The Fresh Market, Inc.* (a)	7,396	354,638
United Natural Foods, Inc.* (a)	12,743	594,588
Village Super Market, Inc. "A"	1,627	51,397
Weis Markets, Inc. (a)	2,951	128,664

		3,592,814
Food Products 1.3%
Alico, Inc. (a)	948	21,908
B&G Foods, Inc.	12,593	283,469
Cal-Maine Foods, Inc. (a)	3,751	143,513
Calavo Growers, Inc. (a)	3,141	84,116
Chiquita Brands International, Inc.*	11,975	105,260
Darling International, Inc.* (a)	30,866	537,686
Diamond Foods, Inc. (a)	5,779	131,877
Dole Food Co., Inc.* (a)	9,230	92,115
Farmer Brothers Co.* (a)	1,596	17,381
Fresh Del Monte Produce, Inc.	9,561	218,373
Griffin Land & Nurseries, Inc.	617	16,295
Hain Celestial Group, Inc.*	9,452	414,092
Imperial Sugar Co. (a)	3,462	16,237
J & J Snack Foods Corp. (a)	3,766	197,564
Lancaster Colony Corp. (a)	4,927	327,448
Lifeway Foods, Inc.* (a)	951	8,797
Limoneira Co. (a)	1,970	33,273
Omega Protein Corp.*	5,139	39,108
Pilgrim's Pride Corp.* (a)	15,924	118,793
Sanderson Farms, Inc. (a)	5,819	308,582
Seneca Foods Corp. "A"* (a)	2,383	62,768
Smart Balance, Inc.*	15,685	103,678
Snyders-Lance, Inc. (a)	12,430	321,316
Tootsie Roll Industries, Inc. (a)	6,399	146,610
TreeHouse Foods, Inc.*	9,362	557,039

		4,307,298
Household Products 0.1%
Central Garden & Pet Co. "A"* (a)	11,200	107,856
Harbinger Group, Inc.*	2,645	13,701
Oil-Dri Corp. of America (a)	1,278	27,209
Spectrum Brands Holdings, Inc.*	4,464	156,061
WD-40 Co. (a)	4,175	189,336

		494,163
Personal Products 0.5%
Elizabeth Arden, Inc.* (a)	6,467	226,216
Female Health Co. (a)	4,952	26,840
Inter Parfums, Inc. (a)	4,266	66,933
Medifast, Inc.* (a)	3,526	61,564
Nature's Sunshine Products, Inc.* (a)	2,941	47,115
Nu Skin Enterprises, Inc. "A"	14,445	836,510
Nutraceutical International Corp.*	2,493	36,298
Prestige Brands Holdings, Inc.* (a)	13,172	230,247
Revlon, Inc. "A"* (a)	2,941	50,732
Schiff Nutrition International, Inc.* (a)	3,390	41,663
Synutra International, Inc.* (a)	4,155	24,431
USANA Health Sciences, Inc.* (a)	1,640	61,221

		1,709,770
Tobacco 0.2%
Alliance One International, Inc.* (a)	22,513	84,874
Star Scientific, Inc.* (a)	28,481	93,418
Universal Corp. (a)	6,078	283,235
Vector Group Ltd. (a)	12,556	222,492

		684,019
Energy 6.2%
Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	6,465	112,168
Bristow Group, Inc.	9,578	457,158
C&J Energy Services, Inc.* (a)	3,170	56,394
Cal Dive International, Inc.* (a)	25,460	84,018
Dawson Geophysical Co.* (a)	2,084	71,585
Dril-Quip, Inc.* (a)	9,069	589,666
Exterran Holdings, Inc.* (a)	16,698	220,247
Geokinetics, Inc.* (a)	2,625	4,620
Global Geophysical Services, Inc.*	4,804	50,970
Gulf Island Fabrication, Inc.	3,835	112,250
GulfMark Offshore, Inc. "A"*	6,220	285,871
Heckmann Corp.* (a)	25,980	111,974
Helix Energy Solutions Group, Inc.* (a)	27,970	497,866
Hercules Offshore, Inc.*	34,905	165,101
Hornbeck Offshore Services, Inc.*	8,117	341,158
ION Geophysical Corp.* (a)	34,287	221,151
Key Energy Services, Inc.*	32,877	507,950
Lufkin Industries, Inc. (a)	8,850	713,753
Matrix Service Co.* (a)	7,104	99,527
Mitcham Industries, Inc.*	3,071	68,975
Natural Gas Services Group*	3,396	44,827
Newpark Resources, Inc.* (a)	24,032	196,822
OYO Geospace Corp.*	1,123	118,286
Parker Drilling Co.*	30,308	180,939
PHI, Inc. (Non Voting)*	3,349	77,529
Pioneer Drilling Co.* (a)	16,484	145,059
RigNet, Inc.*	1,398	24,507
Tesco Corp.*	8,091	114,811
TETRA Technologies, Inc.*	20,078	189,135
Union Drilling, Inc.*	3,732	20,750
Vantage Drilling Co.* (a)	46,355	74,168
Willbros Group, Inc.* (a)	10,522	34,091

		5,993,326
Oil, Gas & Consumable Fuels 4.4%
Abraxas Petroleum Corp.* (a)	21,828	68,103
Alon U.S.A. Energy, Inc. (a)	2,987	27,032
Amyris, Inc.* (a)	4,647	24,071
Apco Oil & Gas International, Inc. (a)	2,369	161,495
Approach Resources, Inc.* (a)	6,817	251,888
ATP Oil & Gas Corp.* (a)	11,968	87,965
Berry Petroleum Co. "A" (a)	13,574	639,743
Bill Barrett Corp.*	12,404	322,628
Bonanza Creek Energy, Inc.*	2,652	57,938
BPZ Resources, Inc.* (a)	26,313	106,041
Callon Petroleum Co.*	9,973	62,730
CAMAC Energy, Inc.* (a)	13,139	13,139
Carrizo Oil & Gas, Inc.*	10,219	288,789
Ceres, Inc.*	1,513	24,188
Cheniere Energy, Inc.* (a)	40,487	606,495
Clayton Williams Energy, Inc.* (a)	1,524	121,067
Clean Energy Fuels Corp.* (a)	12,946	275,491
Cloud Peak Energy, Inc.*	15,951	254,099
Comstock Resources, Inc.* (a)	12,467	197,353
Contango Oil & Gas Co.* (a)	3,234	190,515
Crimson Exploration, Inc.*	5,588	23,190
Crosstex Energy, Inc.	10,532	148,922
CVR Energy, Inc.*	23,132	618,781
Delek U.S. Holdings, Inc.	3,761	58,333
DHT Holdings, Inc. (a)	16,723	16,054
Endeavour International Corp.* (a)	9,754	115,585
Energy Partners Ltd.*	7,730	128,395
Energy XXI (Bermuda) Ltd.*	19,868	717,433
Evolution Petroleum Corp.* (a)	3,955	36,782
Frontline Ltd. (a)	13,711	105,438
FX Energy, Inc.* (a)	13,647	74,240
Gastar Exploration Ltd.*	14,946	44,689
GeoResources, Inc.* (a)	5,239	171,525
Gevo, Inc.* (a)	1,541	14,162
GMX Resources, Inc.* (a)	19,677	24,990
Golar LNG Ltd. (a)	10,516	400,134
Goodrich Petroleum Corp.* (a)	6,925	131,714
Green Plains Renewable Energy, Inc.* (a)	4,489	48,436
Gulfport Energy Corp.*	11,998	349,382
Hallador Energy Co. (a)	983	8,690
Harvest Natural Resources, Inc.* (a)	8,927	63,203
Houston American Energy Corp.* (a)	4,390	22,916
Hyperdynamics Corp.* (a)	44,297	57,143
Isramco, Inc.* (a)	272	23,762
James River Coal Co.* (a)	9,427	48,266
KiOR, Inc.* (a)	2,872	38,399
Knightsbridge Tankers Ltd. (a)	5,847	84,080
Kodiak Oil & Gas Corp.*	67,853	675,816
L&L Energy, Inc.* (a)	5,784	14,171
Magnum Hunter Resources Corp.* (a)	29,433	188,666
Matador Resources Co.*	3,688	40,372
McMoRan Exploration Co.* (a)	25,766	275,696
Miller Energy Resources, Inc.* (a)	8,307	35,056
Nordic American Tanker Shipping Ltd. (a)	13,811	219,319
Northern Oil & Gas, Inc.* (a)	16,607	344,429
Oasis Petroleum, Inc.*	15,682	483,476
Overseas Shipholding Group, Inc. (a)	7,107	89,761
Panhandle Oil & Gas, Inc. (a)	1,844	54,361
Patriot Coal Corp.* (a)	23,762	148,275
Penn Virginia Corp. (a)	12,253	55,751
Petroleum Development Corp.*	6,147	227,992
PetroQuest Energy, Inc.* (a)	14,509	89,085
Renewable Energy Group, Inc.*	1,932	20,009
Rentech, Inc.* (a)	59,802	124,388
Resolute Energy Corp.* (a)	11,980	136,332
REX American Resources Corp.*	1,571	48,230
Rex Energy Corp.*	10,974	117,202
Rosetta Resources, Inc.*	13,975	681,421
Sanchez Energy Corp.*	2,644	59,358
Scorpio Tankers, Inc.* (a)	8,005	56,515
SemGroup Corp. "A"*	10,909	317,888
Ship Finance International Ltd. (a)	11,712	179,194
Solazyme, Inc.* (a)	2,872	42,017
Stone Energy Corp.*	12,912	369,154
Swift Energy Co.* (a)	11,149	323,655
Syntroleum Corp.* (a)	23,545	22,721
Targa Resources Corp. (a)	4,304	195,617
Teekay Tankers Ltd. "A" (a)	13,922	84,507
Triangle Petroleum Corp.* (a)	11,011	75,976
Ur-Energy, Inc.* (a)	26,820	32,720
Uranerz Energy Corp.* (a)	16,739	42,182
Uranium Energy Corp.* (a)	20,102	78,398
Uranium Resources, Inc.* (a)	24,024	21,859
USEC, Inc.* (a)	31,294	33,172
VAALCO Energy, Inc.*	13,652	129,011
Venoco, Inc.*	7,676	83,208
Voyager Oil & Gas, Inc.* (a)	12,342	29,991
W&T Offshore, Inc. (a)	9,075	191,301
Warren Resources, Inc.*	19,323	62,993
Western Refining, Inc. (a)	13,818	260,055
Westmoreland Coal Co.*	2,959	33,052
World Fuel Services Corp. (a)	18,676	765,716
Zion Oil & Gas, Inc.* (a)	8,542	22,551

		14,938,033
Financials 21.6%
Capital Markets 1.9%
Apollo Investment Corp. (a)	51,562	369,700
Arlington Asset Investment Corp. "A" (a)	2,090	46,398
Artio Global Investors, Inc. "A" (a)	8,152	38,885
BGC Partners, Inc. "A" (a)	19,595	144,807
BlackRock Kelso Capital Corp. (a)	19,014	186,717
Calamos Asset Management, Inc. "A" (a)	5,040	66,074
Capital Southwest Corp. (a)	783	74,033
CIFC Corp.* (a)	2,899	17,974
Cohen & Steers, Inc. (a)	4,746	151,397
Cowen Group, Inc. "A"* (a)	17,754	48,113
Diamond Hill Investment Group (a)	700	51,555
Duff & Phelps Corp. "A" (a)	7,934	123,294
Edelman Financial Group, Inc. (a)	5,355	35,397
Epoch Holding Corp. (a)	3,826	91,365
Evercore Partners, Inc. "A"	5,516	160,350
FBR & Co.* (a)	12,068	31,015
Fidus Investment Corp. (a)	1,482	20,763
Fifth Street Finance Corp. (a)	21,406	208,923
Financial Engines, Inc.* (a)	9,989	223,354
FXCM, Inc. "A"	4,580	59,494
GAMCO Investors, Inc. "A" (a)	1,742	86,421
GFI Group, Inc. (a)	18,300	68,808
Gladstone Capital Corp. (a)	5,787	46,933
Gladstone Investment Corp. (a)	5,926	44,860
Gleacher & Co., Inc.* (a)	17,875	24,310
Golub Capital BDC LLC (a)	3,190	48,711
Harris & Harris Group, Inc.* (a)	8,500	35,275
Hercules Technology Growth Capital, Inc.	12,912	143,065
HFF, Inc. "A"*	7,703	126,868
ICG Group, Inc.*	9,722	87,012
INTL FCStone, Inc.* (a)	3,372	71,149
Investment Technology Group, Inc.*	10,305	123,248
JMP Group, Inc.	4,060	29,963
KBW, Inc. (a)	8,797	162,744
Knight Capital Group, Inc. "A"* (a)	26,409	339,884
Kohlberg Capital Corp. (a)	4,886	33,762
Ladenburg Thalmann Financial Services, Inc.* (a)	29,227	52,024
Main Street Capital Corp. (a)	5,919	145,785
Manning & Napier, Inc.* (a)	3,265	47,996
MCG Capital Corp. (a)	19,822	84,244
Medallion Financial Corp. (a)	3,866	43,145
Medley Capital Corp.	3,020	34,035
MVC Capital, Inc. (a)	6,391	83,914
New Mountain Finance Corp. (a)	1,846	25,364
NGP Capital Resources Co. (a)	5,775	37,826
Oppenheimer Holdings, Inc. "A" (a)	2,665	46,238
PennantPark Investment Corp. (a)	14,627	152,121
Piper Jaffray Companies, Inc.* (a)	4,191	111,564
Prospect Capital Corp. (a)	32,279	354,423
Pzena Investment Management, Inc. "A"	2,325	13,601
Safeguard Scientifics, Inc.*	5,354	92,089
Solar Capital Ltd.	9,653	213,042
Solar Senior Capital Ltd.	2,175	35,039
Stifel Financial Corp.* (a)	14,150	535,436
SWS Group, Inc.	7,909	45,239
THL Credit, Inc. (a)	2,474	31,816
TICC Capital Corp. (a)	9,958	96,991
Triangle Capital Corp. (a)	7,207	142,338
Virtus Investment Partners, Inc.* (a)	1,738	149,086
Walter Investment Management Corp.	6,770	152,663
Westwood Holdings Group, Inc.	1,570	60,806

		6,409,446
Commercial Banks 6.1%
1st Source Corp.	3,964	96,999
1st United Bancorp., Inc.*	6,952	42,060
Alliance Financial Corp.	1,287	39,009
Ameris Bancorp.*	6,239	81,980
Ames National Corp. (a)	2,109	50,194
Arrow Financial Corp. (a)	2,735	66,734
BancFirst Corp. (a)	1,825	79,497
Banco Latinoamericano de Comercio Exterior SA "E"	7,295	153,997
BancorpSouth, Inc. (a)	24,802	334,083
Bank of Kentucky Financial Corp. (a)	1,566	40,293
Bank of Marin Bancorp. (a)	1,461	55,533
Bank of the Ozarks, Inc. (a)	7,449	232,856
Banner Corp. (a)	4,621	101,801
BBCN Bancorp., Inc.*	19,320	215,032
Boston Private Financial Holdings, Inc.	20,053	198,725
Bridge Bancorp., Inc. (a)	1,790	37,536
Bridge Capital Holdings* (a)	2,572	34,619
Bryn Mawr Bank Corp. (a)	2,992	67,140
Camden National Corp.	1,979	69,562
Capital Bank Corp.* (a)	3,465	7,762
Capital City Bank Group, Inc. (a)	3,126	23,289
Cardinal Financial Corp.	7,438	84,049
Cascade Bancorp.* (a)	1,700	9,656
Cathay General Bancorp. (a)	20,676	365,965
Center Bancorp., Inc. (a)	3,257	32,668
Centerstate Banks, Inc.	8,053	65,712
Central Pacific Financial Corp.* (a)	4,058	52,551
Century Bancorp., Inc. "A"	853	23,287
Chemical Financial Corp. (a)	7,225	169,354
Citizens & Northern Corp. (a)	3,236	64,720
City Holding Co. (a)	4,027	139,817
CNB Financial Corp. (a)	3,105	51,885
CoBiz Financial, Inc. (a)	9,034	63,870
Columbia Banking System, Inc.	10,501	239,213
Community Bank System, Inc. (a)	10,301	296,463
Community Trust Bancorp., Inc. (a)	3,575	114,650
CVB Financial Corp. (a)	23,504	275,937
Eagle Bancorp., Inc.* (a)	4,329	72,467
Encore Bancshares, Inc.* (a)	2,230	45,425
Enterprise Bancorp., Inc. (a)	1,668	27,422
Enterprise Financial Services Corp. (a)	4,175	49,015
Financial Institutions, Inc.	3,650	59,021
First BanCorp. - North Carolina (a)	4,128	45,119
First Bancorp., Inc. (a)	2,327	34,509
First Busey Corp. (a)	20,315	100,356
First Commonwealth Financial Corp. (a)	27,969	171,170
First Community Bancshares, Inc.	4,017	53,667
First Connecticut Bancorp, Inc. (a)	4,755	62,718
First Financial Bancorp.	15,446	267,216
First Financial Bankshares, Inc. (a)	8,265	291,011
First Financial Corp. - Indiana (a)	2,900	92,075
First Interstate BancSystem, Inc. "A" (a)	4,171	60,980
First Merchants Corp. (a)	6,928	85,492
First Midwest Bancorp., Inc.	19,823	237,480
First of Long Island Corp.	2,064	54,696
FirstMerit Corp. (a)	28,782	485,265
FNB Corp. (a)	35,704	431,304
German American Bancorp., Inc. (a)	3,215	62,467
Glacier Bancorp., Inc. (a)	18,858	281,739
Great Southern Bancorp., Inc. (a)	2,688	64,512
Hampton Roads Bankshares, Inc.* (a)	2,486	7,533
Hancock Holding Co. (a)	20,114	714,248
Hanmi Financial Corp.* (a)	8,381	84,816
Heartland Financial U.S.A., Inc. (a)	3,621	62,788
Heritage Commerce Corp.* (a)	5,778	37,153
Heritage Financial Corp. (a)	3,947	53,679
Home Bancshares, Inc.	5,843	155,482
Hudson Valley Holding Corp. (a)	3,975	64,117
IBERIABANK Corp. (a)	7,747	414,232
Independent Bank Corp. (a)	5,724	164,451
International Bancshares Corp.	13,888	293,731
Investors Bancorp., Inc.* (a)	12,090	181,592
Lakeland Bancorp., Inc. (a)	6,126	60,338
Lakeland Financial Corp.	4,216	109,743
MainSource Financial Group, Inc. (a)	5,170	62,299
MB Financial, Inc. (a)	14,271	299,548
Merchants Bancshares, Inc. (a)	1,284	36,183
Metro Bancorp., Inc.*	3,770	44,071
MidSouth Bancorp., Inc. (a)	2,182	29,675
National Bankshares, Inc. (a)	1,801	54,210
National Penn Bancshares, Inc.	32,446	287,147
NBT Bancorp., Inc. (a)	8,960	197,837
Old National Bancorp. (a)	24,896	327,133
OmniAmerican Bancorp., Inc.* (a)	2,936	56,841
Oriental Financial Group, Inc.	10,860	131,406
Orrstown Financial Services, Inc. (a)	1,658	14,541
Pacific Capital Bancorp.* (a)	1,133	51,676
Pacific Continental Corp. (a)	4,619	43,511
PacWest Bancorp. (a)	7,939	192,918
Park National Corp. (a)	3,366	232,826
Park Sterling Corp.*	8,459	40,603
Penns Woods Bancorp., Inc. (a)	1,059	43,292
Peoples Bancorp., Inc. (a)	2,888	50,656
Pinnacle Financial Partners, Inc.* (a)	9,119	167,334
PrivateBancorp., Inc.	15,683	237,911
Prosperity Bancshares, Inc.	12,334	564,897
Renasant Corp. (a)	6,723	109,450
Republic Bancorp., Inc. "A" (a)	2,649	63,364
S&T Bancorp., Inc. (a)	7,430	161,157
S.Y. Bancorp., Inc. (a)	3,069	71,201
Sandy Spring Bancorp., Inc. (a)	6,400	116,288
SCBT Financial Corp. (a)	3,741	122,368
Seacoast Banking Corp. of Florida*	18,143	31,932
Sierra Bancorp.	3,235	31,800
Signature Bank*	12,162	766,693
Simmons First National Corp. "A"	4,606	118,973
Southside Bancshares, Inc. (a)	4,280	94,588
Southwest Bancorp., Inc.*	4,921	45,372
State Bank Financial Corp.* (a)	8,376	146,664
StellarOne Corp.	6,044	71,742
Sterling Bancorp. (a)	8,060	77,295
Sterling Financial Corp.* (a)	7,153	149,355
Suffolk Bancorp.* (a)	2,554	33,176
Sun Bancorp., Inc.*	11,027	38,925
Susquehanna Bancshares, Inc.	48,369	477,888
SVB Financial Group* (a)	11,297	726,849
Taylor Capital Group, Inc.* (a)	3,996	57,343
Texas Capital Bancshares, Inc.* (a)	9,787	338,826
The Bancorp., Inc.*	7,713	77,439
Tompkins Financial Corp. (a)	2,172	87,010
TowneBank (a)	6,517	87,914
TriCo Bancshares (a)	3,583	62,416
Trustmark Corp. (a)	16,789	419,389
UMB Financial Corp. (a)	8,406	376,042
Umpqua Holdings Corp. (a)	30,159	408,956
Union First Market Bankshares Corp.	5,314	74,396
United Bankshares, Inc. (a)	13,185	380,519
United Community Banks, Inc.* (a)	11,087	108,098
Univest Corp. of Pennsylvania	4,332	72,691
Virginia Commerce Bancorp., Inc.*	6,266	55,015
Washington Banking Co. (a)	3,954	54,605
Washington Trust Bancorp., Inc. (a)	3,695	89,197
Webster Financial Corp.	18,963	429,891
WesBanco, Inc.	6,130	123,458
West Bancorp. (a)	4,052	40,479
West Coast Bancorp.* (a)	4,959	93,824
Westamerica Bancorp. (a)	7,580	363,840
Western Alliance Bancorp.*	18,053	152,909
Wilshire Bancorp., Inc.* (a)	16,309	78,772
Wintrust Financial Corp. (a)	9,183	328,660

		20,600,811
Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	14,272	149,713
Cash America International, Inc.	7,728	370,403
Credit Acceptance Corp.* (a)	1,757	177,475
DFC Global Corp.*	11,344	214,061
EZCORP, Inc. "A"*	12,359	401,111
First Cash Financial Services, Inc.*	7,785	333,899
Imperial Holdings, Inc.*	4,446	11,871
Nelnet, Inc. "A"	6,729	174,348
Netspend Holdings, Inc.* (a)	6,896	53,513
Nicholas Financial, Inc.	2,636	34,769
The First Marblehead Corp.* (a)	15,439	18,836
World Acceptance Corp.* (a)	3,928	240,590

		2,180,589
Diversified Financial Services 0.3%
California First National Bancorp. (a)	432	6,627
Compass Diversified Holdings (a)	10,712	158,430
FX Alliance, Inc.*	1,567	24,566
Gain Capital Holdings, Inc. (a)	1,943	9,754
MarketAxess Holdings, Inc.	7,613	283,889
Marlin Business Services Corp.	2,370	35,692
NewStar Financial, Inc.* (a)	7,313	81,321
PHH Corp.* (a)	14,752	228,213
PICO Holdings, Inc.* (a)	6,072	142,388

		970,880
Insurance 2.5%
Alterra Capital Holdings Ltd. (a)	23,930	549,911
American Equity Investment Life Holding Co. (a)	15,761	201,268
American Safety Insurance Holdings Ltd.*	2,635	49,670
AMERISAFE, Inc.*	4,841	119,766
AmTrust Financial Services, Inc. (a)	6,372	171,279
Argo Group International Holdings Ltd.	7,198	215,004
Baldwin & Lyons, Inc. (a)	2,192	49,057
Citizens, Inc.* (a)	10,066	99,452
CNO Financial Group, Inc.* (a)	58,433	454,609
Crawford & Co. "B" (a)	6,320	30,968
Delphi Financial Group, Inc. "A"	12,734	570,101
Donegal Group, Inc. "A"	2,074	28,352
eHealth, Inc.* (a)	5,375	87,666
EMC Insurance Group, Inc. (a)	1,245	25,012
Employers Holdings, Inc.	8,588	152,093
Enstar Group Ltd.*	1,794	177,588
FBL Financial Group, Inc. "A" (a)	3,363	113,333
First American Financial Corp.	27,695	460,568
Flagstone Reinsurance Holdings SA (a)	13,618	107,174
Fortegra Financial Corp.*	1,513	12,649
Global Indemnity PLC*	3,302	64,356
Greenlight Capital Re Ltd. "A"* (a)	7,324	180,390
Hallmark Financial Services, Inc.*	3,486	27,505
Harleysville Group, Inc.	3,248	187,410
Hilltop Holdings, Inc.*	10,486	87,978
Horace Mann Educators Corp.	10,579	186,402
Independence Holding Co. (a)	2,109	21,006
Infinity Property & Casualty Corp.	3,237	169,392
Kansas City Life Insurance Co. (a)	1,074	34,583
Maiden Holdings Ltd.	13,212	118,908
Meadowbrook Insurance Group, Inc. (a)	14,063	131,208
Montpelier Re Holdings Ltd.	16,425	317,331
National Financial Partners Corp.* (a)	11,079	167,736
National Interstate Corp.	1,857	47,502
National Western Life Insurance Co. "A"	577	78,974
Navigators Group, Inc.*	2,856	134,917
OneBeacon Insurance Group Ltd. "A"	5,801	89,393
Phoenix Companies, Inc.* (a)	31,041	76,050
Platinum Underwriters Holdings Ltd.	9,322	340,253
Presidential Life Corp.	5,610	64,122
Primerica, Inc.	7,828	197,344
ProAssurance Corp.	8,071	711,136
RLI Corp. (a)	4,801	343,944
Safety Insurance Group, Inc.	3,278	136,496
Seabright Holdings, Inc.	5,256	47,777
Selective Insurance Group, Inc. (a)	14,193	249,939
State Auto Financial Corp. (a)	3,829	55,942
Stewart Information Services Corp. (a)	4,645	66,005
Symetra Financial Corp.	17,713	204,231
Tower Group, Inc. (a)	9,766	219,051
United Fire Group, Inc. (a)	5,635	100,810
Universal Insurance Holdings, Inc. (a)	5,335	20,753

		8,554,364
Real Estate Investment Trusts 8.8%
Acadia Realty Trust (REIT)	11,152	251,366
AG Mortgage Investment Trust, Inc.	2,510	49,547
Agree Realty Corp. (REIT) (a)	2,914	65,798
Alexander's, Inc. (REIT)	535	210,726
American Assets Trust, Inc. (REIT)	8,445	192,546
American Campus Communities, Inc. (REIT)	19,569	875,126
American Capital Mortgage Investment Corp. (a)	4,645	101,122
Anworth Mortgage Asset Corp. (REIT)	34,982	230,182
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	5,330	83,414
ARMOUR Residential REIT, Inc. (REIT) (a)	46,868	316,359
Ashford Hospitality Trust (REIT)	13,728	123,689
Associated Estates Realty Corp. (REIT)	10,900	178,106
BioMed Realty Trust, Inc. (REIT)	40,537	769,392
Campus Crest Communities, Inc. (REIT) (a)	7,933	92,499
CapLease, Inc. (REIT)	17,895	72,117
Capstead Mortgage Corp. (REIT)	23,834	312,464
CBL & Associates Properties, Inc. (REIT) (a)	39,069	739,185
Cedar Shopping Centers, Inc. (REIT)	15,179	77,716
Chatham Lodging Trust (REIT)	3,672	46,598
Chesapeake Lodging Trust (REIT) (a)	8,426	151,415
Cogdell Spencer, Inc. (REIT)	11,972	50,761
Colonial Properties Trust (REIT) (a)	23,116	502,311
Colony Financial, Inc. (REIT)	8,763	143,538
Coresite Realty Corp. (REIT)	5,141	121,276
Cousins Properties, Inc. (REIT)	24,326	184,391
CreXus Investment Corp. (REIT) (a)	14,859	153,642
CubeSmart (REIT)	32,258	383,870
CYS Investments, Inc. (REIT) (a)	29,342	384,087
DCT Industrial Trust, Inc. (REIT)	64,632	381,329
DiamondRock Hospitality Co. (REIT)	43,997	452,729
DuPont Fabros Technology, Inc. (REIT) (a)	15,477	378,413
Dynex Capital, Inc. (REIT)	14,398	137,501
EastGroup Properties, Inc. (REIT)	7,116	357,366
Education Realty Trust, Inc. (REIT)	24,021	260,388
Entertainment Properties Trust (REIT) (a)	12,277	569,407
Equity Lifestyle Properties, Inc. (REIT)	8,559	596,905
Equity One, Inc. (REIT)	14,077	284,637
Excel Trust, Inc. (REIT) (a)	8,248	99,636
Extra Space Storage, Inc. (REIT)	24,728	711,919
FelCor Lodging Trust, Inc. (REIT)*	33,050	118,980
First Industrial Realty Trust, Inc. (REIT)*	22,723	280,629
First Potomac Realty Trust (REIT)	13,027	157,496
Franklin Street Properties Corp. (REIT) (a)	18,403	195,072
Getty Realty Corp. (REIT) (a)	6,872	107,066
Gladstone Commercial Corp. (REIT) (a)	2,983	51,337
Glimcher Realty Trust (REIT)	36,632	374,379
Government Properties Income Trust (REIT)	9,420	227,116
Hatteras Financial Corp. (REIT) (a)	19,761	551,332
Healthcare Realty Trust, Inc. (REIT)	20,493	450,846
Hersha Hospitality Trust (REIT)	36,633	200,016
Highwoods Properties, Inc. (REIT) (a)	19,037	634,313
Home Properties, Inc. (REIT)	12,655	772,082
Hudson Pacific Properties, Inc. (REIT)	5,779	87,436
Inland Real Estate Corp. (REIT)	20,513	181,950
Invesco Mortgage Capital (REIT)	30,392	536,419
Investors Real Estate Trust (REIT) (a)	22,067	169,695
iStar Financial, Inc. (REIT)* (a)	21,881	158,637
Kilroy Realty Corp. (REIT) (a)	18,033	840,518
Kite Realty Group Trust (REIT)	14,993	79,013
LaSalle Hotel Properties (REIT) (a)	22,393	630,139
Lexington Realty Trust (REIT) (a)	31,462	282,843
LTC Properties, Inc. (REIT) (a)	7,937	253,984
Medical Properties Trust, Inc. (REIT) (a)	35,213	326,777
MFA Financial, Inc. (REIT)	93,921	701,590
Mid-America Apartment Communities, Inc. (REIT)	10,786	722,986
Mission West Properties, Inc. (REIT)	4,414	43,522
Monmouth Real Estate Investment Corp. "A" (REIT)	10,455	101,832
MPG Office Trust, Inc. (REIT)* (a)	13,374	31,295
National Health Investors, Inc. (REIT)	6,385	311,460
National Retail Properties, Inc. (REIT) (a)	27,545	748,949
Newcastle Investment Corp. (REIT)	27,973	175,670
NorthStar Realty Finance Corp. (REIT) (a)	29,704	160,699
OMEGA Healthcare Investors, Inc. (REIT)	26,753	568,769
One Liberty Properties, Inc. (REIT) (a)	2,826	51,716
Parkway Properties, Inc. (REIT)	6,013	63,016
Pebblebrook Hotel Trust (REIT)	13,358	301,624
Pennsylvania Real Estate Investment Trust (REIT)	14,545	222,102
PennyMac Mortgage Investment Trust (REIT) (a)	7,924	147,941
Post Properties, Inc. (REIT)	13,967	654,494
Potlatch Corp. (REIT)	10,533	330,104
PS Business Parks, Inc. (REIT)	4,887	320,294
RAIT Financial Trust (REIT) (a)	13,036	64,789
Ramco-Gershenson Properties Trust (REIT)	10,023	122,481
Redwood Trust, Inc. (REIT) (a)	20,551	230,171
Resource Capital Corp. (REIT) (a)	21,786	117,427
Retail Opportunity Investments Corp. (REIT) (a)	13,158	158,422
RLJ Lodging Trust (REIT) (a)	7,367	137,247
Sabra Health Care REIT, Inc. (REIT)	9,832	161,638
Saul Centers, Inc. (REIT)	1,933	78,016
Sovran Self Storage, Inc. (REIT)	7,275	362,513
STAG Industrial, Inc. (REIT) (a)	4,343	60,628
Starwood Property Trust, Inc. (REIT)	24,577	516,609
Strategic Hotels & Resorts, Inc. (REIT)*	45,844	301,654
Summit Hotel Properties, Inc. (REIT)	7,070	53,591
Sun Communities, Inc. (REIT) (a)	6,940	300,710
Sunstone Hotel Investors, Inc. (REIT)* (a)	31,028	302,213
Tanger Factory Outlet Centers, Inc. (REIT) (a)	22,686	674,455
Terreno Realty Corp. (REIT) (a)	3,539	50,643
Two Harbors Investment Corp. (REIT)	55,286	560,600
UMH Properties, Inc. (REIT)	3,041	33,329
Universal Health Realty Income Trust (REIT) (a)	3,136	124,280
Urstadt Biddle Properties "A" (REIT)	5,937	117,196
Washington Real Estate Investment Trust (REIT) (a)	17,376	516,067
Whitestone REIT "B" (REIT) (a)	2,175	28,362
Winthrop Realty Trust (REIT) (a)	7,753	89,857

		29,582,509
Real Estate Management & Development 0.1%
AV Homes, Inc.* (a)	2,200	26,796
Consolidated-Tomoka Land Co. (a)	1,100	32,725
Forestar Group, Inc.*	9,260	142,511
Kennedy-Wilson Holdings, Inc. (a)	7,181	96,944
Tejon Ranch Co.*	3,775	108,116

		407,092
Thrifts & Mortgage Finance 1.2%
Apollo Residential Mortgage, Inc. (a)	2,628	48,303
Astoria Financial Corp. (a)	22,700	223,822
Bank Mutual Corp. (a)	12,588	50,856
BankFinancial Corp. (a)	5,273	34,907
Beneficial Mutual Bancorp., Inc.*	8,922	77,978
Berkshire Hills Bancorp., Inc. (a)	5,527	126,679
BofI Holding, Inc.* (a)	2,572	43,930
Brookline Bancorp., Inc.	17,856	167,311
Cape Bancorp., Inc.* (a)	3,232	25,791
Chartar Financial Corp. (a)	2,039	18,270
Clifton Savings Bancorp., Inc. (a)	2,359	24,604
Dime Community Bancshares	8,126	118,721
Doral Financial Corp.* (a)	32,447	49,968
ESB Financial Corp. (a)	3,391	48,898
ESSA Bancorp., Inc. (a)	2,756	27,009
Federal Agricultural Mortgage Corp. "C" (a)	2,672	60,654
First Defiance Financial Corp.	2,601	43,853
First Financial Holdings, Inc.	4,361	47,971
First PacTrust Bancorp, Inc. (a)	2,387	28,453
Flagstar Bancorp., Inc.*	49,355	45,407
Flushing Financial Corp.	8,390	112,929
Fox Chase Bancorp. (a)	3,253	42,289
Franklin Financial Corp.* (a)	3,775	50,698
Home Federal Bancorp., Inc. (a)	4,056	41,087
Home Loan Servicing Solutions Ltd.	3,499	48,776
HomeStreet, Inc.*	1,139	31,661
Kearny Financial Corp. (a)	3,661	35,695
Meridian Interstate Bancorp., Inc.* (a)	2,448	32,142
MGIC Investment Corp.* (a)	48,990	242,990
Northfield Bancorp., Inc. (a)	4,097	58,259
Northwest Bancshares, Inc.	25,543	324,396
OceanFirst Financial Corp.	3,998	56,932
Ocwen Financial Corp.* (a)	25,250	394,658
Oritani Financial Corp.	11,862	174,134
Provident Financial Services, Inc. (a)	15,774	229,196
Provident New York Bancorp.	9,969	84,338
Radian Group, Inc. (a)	35,548	154,634
Rockville Financial, Inc. (a)	7,797	90,835
Roma Financial Corp.	2,001	19,590
Territorial Bancorp., Inc. (a)	2,875	59,829
TrustCo Bank Corp. (a)	24,678	140,911
United Financial Bancorp., Inc. (a)	4,217	66,713
ViewPoint Financial Group	9,016	138,666
Walker & Dunlop, Inc.*	2,987	37,636
Westfield Financial, Inc. (a)	6,809	53,859
WSFS Financial Corp.	1,633	66,953

		4,103,191
Health Care 12.1%
Biotechnology 3.7%
Achillion Pharmaceuticals, Inc.*	12,652	121,206
Acorda Therapeutics, Inc.* (a)	10,377	275,509
Aegerion Pharmaceuticals, Inc.* (a)	2,237	30,938
Affymax, Inc.* (a)	9,338	109,628
Alkermes PLC* (a)	25,079	465,215
Allos Therapeutics, Inc.*	21,791	32,251
Alnylam Pharmaceuticals, Inc.* (a)	11,972	132,530
AMAG Pharmaceuticals, Inc.*	5,672	90,355
Amicus Therapeutics, Inc.* (a)	5,502	29,051
Anacor Pharmaceuticals, Inc.* (a)	2,996	17,646
Anthera Pharmaceuticals, Inc.*	5,630	12,442
Ardea Biosciences, Inc.*	6,140	133,606
Arena Pharmaceuticals, Inc.* (a)	44,383	136,256
ARIAD Pharmaceuticals, Inc.* (a)	41,464	661,351
ArQule, Inc.* (a)	14,046	98,462
Array BioPharma, Inc.*	22,214	75,750
Astex Pharmaceuticals, Inc.*	14,365	26,719
Aveo Pharmaceuticals, Inc.* (a)	8,345	103,561
AVI BioPharma, Inc.* (a)	35,201	54,210
BioCryst Pharmaceuticals, Inc.* (a)	7,253	35,032
BioMimetic Therapeutics, Inc.* (a)	4,782	11,812
BioSante Pharmaceuticals, Inc.* (a)	30,367	20,650
BioSpecifics Technologies Corp.* (a)	1,409	22,290
BioTime, Inc.* (a)	6,000	26,460
Cell Therapeutics, Inc.* (a)	59,541	77,403
Celldex Therapeutics, Inc.* (a)	15,023	76,467
Cepheid, Inc.* (a)	17,154	717,552
Chelsea Therapeutics International Ltd.* (a)	14,663	37,537
ChemoCentryx, Inc.*	1,325	14,120
Cleveland Biolabs, Inc.* (a)	7,698	18,937
Clovis Oncology, Inc.* (a)	2,794	71,107
Codexis, Inc.* (a)	6,422	23,440
Cubist Pharmaceuticals, Inc.* (a)	16,576	716,912
Curis, Inc.* (a)	20,390	98,280
Cytori Therapeutics, Inc.* (a)	14,106	35,124
DUSA Pharmaceuticals, Inc.* (a)	6,513	40,771
Dyax Corp.*	27,197	42,427
Dynavax Technologies Corp.* (a)	39,874	201,762
Emergent Biosolutions, Inc.*	6,398	102,368
Enzon Pharmaceuticals, Inc.* (a)	9,914	67,812
Exact Sciences Corp.* (a)	15,043	167,880
Exelixis, Inc.* (a)	39,496	204,589
Genomic Health, Inc.* (a)	4,463	136,612
Geron Corp.* (a)	34,552	58,393
GTx, Inc.* (a)	5,886	22,661
Halozyme Therapeutics, Inc.* (a)	23,398	298,559
Horizon Pharma, Inc.* (a)	1,506	6,235
Idenix Pharmaceuticals, Inc.* (a)	16,080	157,423
ImmunoGen, Inc.* (a)	19,618	282,303
Immunomedics, Inc.* (a)	17,735	64,378
Incyte Corp. Ltd.* (a)	23,287	449,439
Infinity Pharmaceuticals, Inc.* (a)	5,233	62,587
Insmed, Inc.* (a)	6,508	23,624
InterMune, Inc.* (a)	14,071	206,422
Ironwood Pharmaceuticals, Inc. "A"* (a)	14,146	188,283
Isis Pharmaceuticals, Inc.* (a)	26,376	231,318
Keryx Biopharmaceuticals, Inc.* (a)	17,690	88,096
Lexicon Pharmaceuticals, Inc.* (a)	49,327	91,748
Ligand Pharmaceuticals, Inc. "B"* (a)	5,247	83,690
MannKind Corp.* (a)	25,960	64,121
Maxygen, Inc.* (a)	7,387	42,401
Medivation, Inc.* (a)	8,250	616,440
Metabolix, Inc.* (a)	9,014	25,510
Momenta Pharmaceuticals, Inc.* (a)	11,990	183,687
Nabi Biopharmaceuticals* (a)	11,823	21,991
NeoStem, Inc.* (a)	7,214	2,723
Neurocrine Biosciences, Inc.* (a)	15,432	122,993
NewLink Genetics Corp.* (a)	1,570	14,366
Novavax, Inc.* (a)	29,339	36,967
NPS Pharmaceuticals, Inc.* (a)	22,515	154,003
Nymox Pharmaceutical Corp.* (a)	5,140	41,326
OncoGenex Pharmaceutical, Inc.* (a)	3,802	50,529
Oncothyreon, Inc.* (a)	10,834	47,236
Onyx Pharmaceuticals, Inc.* (a)	16,676	628,352
Opko Health, Inc.* (a)	28,831	136,371
Orexigen Therapeutics, Inc.* (a)	11,904	48,806
Osiris Therapeutics, Inc.* (a)	4,179	21,396
PDL BioPharma, Inc. (a)	36,583	232,302
Peregrine Pharmaceuticals, Inc.* (a)	17,300	9,344
Pharmacyclics, Inc.* (a)	12,016	333,564
PharmAthene, Inc.* (a)	9,090	16,089
Progenics Pharmaceuticals, Inc.* (a)	7,920	78,408
Raptor Pharmaceuticals Corp.* (a)	12,573	84,993
Rigel Pharmaceuticals, Inc.* (a)	18,118	145,850
Sangamo BioSciences, Inc.* (a)	13,729	67,272
Savient Pharmaceuticals, Inc.* (a)	18,881	41,161
SciClone Pharmaceuticals, Inc.* (a)	9,064	57,194
Seattle Genetics, Inc.* (a)	25,391	517,469
SIGA Technologies, Inc.* (a)	9,355	31,433
Spectrum Pharmaceuticals, Inc.* (a)	15,303	193,277
Sunesis Pharmaceuticals, Inc.* (a)	7,416	21,284
Synta Pharmaceuticals Corp.* (a)	6,786	29,519
Targacept, Inc.*	7,283	37,289
Theravance, Inc.* (a)	18,146	353,847
Trius Therapeutics, Inc.* (a)	2,670	14,285
Vanda Pharmaceuticals, Inc.*	7,331	35,116
Verastem, Inc.*	1,606	17,548
Vical, Inc.* (a)	22,713	77,224
Zalicus, Inc.* (a)	20,253	24,304
ZIOPHARM Oncology, Inc.* (a)	17,876	96,530

		12,663,709
Health Care Equipment & Supplies 2.9%
Abaxis, Inc.*	5,983	174,285
ABIOMED, Inc.* (a)	8,244	182,934
Accuray, Inc.* (a)	18,262	128,930
Align Technology, Inc.*	16,142	444,712
Alphatec Holdings, Inc.* (a)	14,080	33,370
Analogic Corp.	3,293	222,409
AngioDynamics, Inc.*	6,425	78,706
Antares Pharma, Inc.* (a)	22,677	73,247
ArthroCare Corp.*	7,213	193,669
AtriCure, Inc.*	3,732	37,133
Atrion Corp.	417	87,658
Bacterin International Holdings, Inc.* (a)	6,493	15,713
Biolase Technology, Inc.* (a)	7,596	20,585
Cantel Medical Corp. (a)	5,164	129,565
Cardiovascular Systems, Inc.* (a)	3,902	36,094
Cerus Corp.* (a)	14,245	57,265
Conceptus, Inc.* (a)	8,317	119,598
CONMED Corp.	7,397	220,948
CryoLife, Inc.*	7,011	36,948
Cyberonics, Inc.* (a)	7,445	283,878
Cynosure, Inc. "A"*	2,436	43,507
Delcath Systems, Inc.* (a)	13,047	40,968
Dexcom, Inc.* (a)	17,839	186,061
Dynavox, Inc. "A"* (a)	2,601	8,011
Endologix, Inc.* (a)	12,861	188,414
Exactech, Inc.*	2,330	36,930
Greatbatch, Inc.*	6,047	148,272
Haemonetics Corp.*	6,783	472,639
Hansen Medical, Inc.* (a)	14,467	43,401
HeartWare International, Inc.* (a)	3,134	205,872
ICU Medical, Inc.* (a)	3,190	156,820
Insulet Corp.* (a)	11,979	229,278
Integra LifeSciences Holdings*	5,092	176,641
Invacare Corp.	7,482	123,977
IRIS International, Inc.*	4,573	61,781
Kensey Nash Corp.	2,205	64,518
MAKO Surgical Corp.* (a)	8,420	354,903
Masimo Corp.* (a)	13,809	322,854
Medical Action Industries, Inc.*	4,273	24,442
Meridian Bioscience, Inc.	10,923	211,688
Merit Medical Systems, Inc.*	11,180	138,856
Natus Medical, Inc.*	7,709	91,968
Navidea Biopharmaceuticals, Inc.* (a)	25,307	83,007
Neogen Corp.*	6,068	237,077
NuVasive, Inc.* (a)	11,129	187,412
NxStage Medical, Inc.* (a)	11,692	225,305
OraSure Technologies, Inc.*	12,467	143,246
Orthofix International NV* (a)	4,744	178,280
Palomar Medical Technologies, Inc.* (a)	5,096	47,597
Quidel Corp.* (a)	7,476	137,334
Rockwell Medical Technologies, Inc.* (a)	4,284	40,527
RTI Biologics, Inc.*	14,435	53,409
Solta Medical, Inc.* (a)	16,467	49,895
Spectranetics Corp.*	8,923	92,799
STAAR Surgical Co.* (a)	9,197	99,604
Stereotaxis, Inc.* (a)	11,325	7,361
STERIS Corp.	15,613	493,683
SurModics, Inc.* (a)	3,941	60,573
Symmetry Medical, Inc.*	9,633	68,105
Synergetics U.S.A., Inc.*	5,930	38,545
Tornier NV* (a)	2,752	70,726
Unilife Corp.* (a)	16,649	67,595
Uroplasty, Inc.* (a)	5,485	16,510
Vascular Solutions, Inc.*	4,436	47,864
Volcano Corp.*	13,726	389,132
West Pharmaceutical Services, Inc.	8,839	375,923
Wright Medical Group, Inc.* (a)	10,396	200,851
Young Innovations, Inc.	1,416	43,783
Zeltiq Aesthetics, Inc.* (a)	1,964	12,118
Zoll Medical Corp.* (a)	5,770	534,475

		9,912,184
Health Care Providers & Services 2.6%
Accretive Health, Inc.* (a)	10,490	209,485
Air Methods Corp.*	2,995	261,314
Alliance HealthCare Services, Inc.* (a)	6,523	9,785
Almost Family, Inc.* (a)	2,247	58,444
Amedisys, Inc.* (a)	7,861	113,670
AMN Healthcare Services, Inc.* (a)	10,673	64,678
AmSurg Corp.*	8,155	228,177
Assisted Living Concepts, Inc. "A"	5,298	88,000
Bio-Reference Laboratories, Inc.*	6,505	152,933
BioScrip, Inc.*	10,874	73,834
Capital Senior Living Corp.*	7,192	66,454
CardioNet, Inc.* (a)	6,953	21,415
Centene Corp.*	13,149	643,907
Chemed Corp.	5,226	327,566
Chindex International, Inc.* (a)	3,029	28,775
CorVel Corp.*	1,692	67,494
Cross Country Healthcare, Inc.*	6,856	34,349
Emeritus Corp.* (a)	8,034	141,880
ExamWorks Group, Inc.*	7,093	88,095
Five Star Quality Care, Inc.*	10,761	36,695
Gentiva Health Services, Inc.* (a)	8,193	71,607
Hanger Orthopedic Group, Inc.*	8,712	190,444
HEALTHSOUTH Corp.* (a)	25,014	512,287
Healthways, Inc.*	9,139	67,263
HMS Holdings Corp.*	22,316	696,482
IPC The Hospitalist Co.*	4,304	158,861
Kindred Healthcare, Inc.* (a)	13,382	115,620
Landauer, Inc.	2,510	133,080
LHC Group, Inc.*	4,193	77,696
Magellan Health Services, Inc.* (a)	7,477	364,952
Metropolitan Health Networks, Inc.*	11,356	106,406
MModal, Inc.* (a)	8,926	94,169
Molina Healthcare, Inc.*	7,352	247,248
MWI Veterinary Supply, Inc.*	3,293	289,784
National Healthcare Corp. (a)	2,716	123,741
National Research Corp.	525	22,543
Owens & Minor, Inc. (a)	16,776	510,158
PharMerica Corp.* (a)	7,673	95,375
Providence Service Corp.*	3,266	50,656
PSS World Medical, Inc.* (a)	13,449	340,798
Radnet, Inc.*	7,934	25,230
Select Medical Holdings Corp.* (a)	10,879	83,660
Skilled Healthcare Group, Inc. "A"*	5,253	40,238
Sun Healthcare Group, Inc.*	6,638	45,404
Sunrise Senior Living, Inc.* (a)	15,357	97,056
Team Health Holdings, Inc.*	7,117	146,326
The Ensign Group, Inc.	4,230	114,887
Triple-S Management Corp. "B"*	5,310	122,661
U.S. Physical Therapy, Inc.	3,095	71,340
Universal American Corp.	8,531	91,964
Vanguard Health Systems, Inc.* (a)	8,117	80,034
WellCare Health Plans, Inc.*	11,202	805,200

		8,710,120
Health Care Technology 0.6%
athenahealth, Inc.* (a)	9,181	680,496
Computer Programs & Systems, Inc.	2,875	162,495
ePocrates, Inc.*	1,830	15,701
Greenway Medical Technologies, Inc.*	1,996	30,493
HealthStream, Inc.*	4,819	111,753
MedAssets, Inc.*	12,482	164,263
Medidata Solutions, Inc.*	5,528	147,266
Merge Healthcare, Inc.* (a)	14,878	87,036
Omnicell, Inc.*	8,807	133,954
Quality Systems, Inc. (a)	10,208	446,396
Transcend Services, Inc.* (a)	2,329	68,356

		2,048,209
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.* (a)	18,076	77,185
Albany Molecular Research, Inc.*	5,601	15,123
BG Medicine, Inc.*	1,973	13,850
Cambrex Corp.*	8,068	56,395
Complete Genomics, Inc.* (a)	2,711	7,645
Enzo Biochem, Inc.* (a)	9,716	26,136
eResearchTechnology, Inc.*	12,884	100,753
Fluidigm Corp.* (a)	1,761	27,701
Furiex Pharmaceuticals, Inc.*	2,680	63,328
Harvard Bioscience, Inc.*	5,909	23,163
Luminex Corp.* (a)	9,897	231,095
MEDTOX Scientific, Inc.*	2,012	33,922
Pacific Biosciences of California, Inc.* (a)	9,016	30,835
PAREXEL International Corp.* (a)	15,499	418,008
Sequenom, Inc.* (a)	30,531	124,261

		1,249,400
Pharmaceuticals 1.9%
Acura Pharmaceuticals, Inc.* (a)	2,300	7,958
Akorn, Inc.* (a)	14,813	173,312
Alimera Sciences, Inc.* (a)	2,841	9,603
Ampio Pharmaceuticals, Inc.* (a)	5,510	18,789
Auxilium Pharmaceuticals, Inc.* (a)	12,513	232,366
AVANIR Pharmaceuticals, Inc. "A"* (a)	35,389	121,030
Cadence Pharmaceuticals, Inc.* (a)	13,167	48,718
Cempra, Inc.*	1,039	7,841
Columbia Laboratories, Inc.* (a)	19,217	13,644
Corcept Therapeutics, Inc.* (a)	10,252	40,290
Cornerstone Therapeutics, Inc.* (a)	2,025	12,069
DepoMed, Inc.*	14,001	87,646
Durect Corp.*	22,554	18,043
Endocyte, Inc.* (a)	4,318	21,504
Hi-Tech Pharmacal Co., Inc.* (a)	2,732	98,161
Impax Laboratories, Inc.*	17,185	422,407
Ista Pharmaceuticals, Inc.*	8,557	77,099
Jazz Pharmaceuticals PLC*	5,803	281,271
K-V Pharmaceutical Co. "A"* (a)	13,422	17,717
Lannett Co., Inc.* (a)	4,143	17,276
MAP Pharmaceuticals, Inc.* (a)	5,773	82,900
Medicines Co.*	14,152	284,031
Medicis Pharmaceutical Corp. "A" (a)	16,287	612,228
Nektar Therapeutics* (a)	29,762	235,715
Obagi Medical Products, Inc.*	4,784	64,106
Optimer Pharmaceuticals, Inc.* (a)	12,061	167,648
Pacira Pharmaceuticals, Inc.* (a)	1,723	19,883
Pain Therapeutics, Inc.* (a)	9,645	34,626
Par Pharmaceutical Companies, Inc.* (a)	9,535	369,291
Pernix Therapeutics Holdings, Inc.*	792	7,128
POZEN, Inc.* (a)	6,813	40,878
Questcor Pharmaceuticals, Inc.* (a)	13,979	525,890
Sagent Pharmaceuticals, Inc.* (a)	1,730	30,915
Salix Pharmaceuticals Ltd.* (a)	15,378	807,345
Santarus, Inc.* (a)	14,253	83,380
Sucampo Pharmaceuticals, Inc. "A"* (a)	3,421	25,487
Transcept Pharmaceuticals, Inc.* (a)	1,485	15,622
ViroPharma, Inc.*	18,629	560,174
VIVUS, Inc.* (a)	25,791	576,687
XenoPort, Inc.* (a)	9,635	43,358
Zogenix, Inc.* (a)	5,671	11,342

		6,325,378
Industrials 15.0%
Aerospace & Defense 1.7%
AAR Corp. (a)	10,343	188,760
Aerovironment, Inc.*	4,453	119,385
American Science & Engineering, Inc.	2,419	162,194
Astronics Corp.*	2,764	96,630
Ceradyne, Inc.	6,504	211,770
Cubic Corp.	4,119	194,746
Curtiss-Wright Corp.	12,229	452,595
DigitalGlobe, Inc.*	9,128	121,768
Ducommun, Inc.*	2,748	32,701
Esterline Technologies Corp.*	8,030	573,824
GenCorp, Inc.* (a)	15,378	109,184
GeoEye, Inc.* (a)	5,891	141,796
HEICO Corp. (a)	10,981	566,510
Hexcel Corp.* (a)	25,795	619,338
Kratos Defense & Security Solutions, Inc.* (a)	8,139	43,462
LMI Aerospace, Inc.* (a)	2,340	42,588
Moog, Inc. "A"*	11,955	512,750
National Presto Industries, Inc. (a)	1,279	97,025
Orbital Sciences Corp.* (a)	15,248	200,511
Taser International, Inc.* (a)	14,791	64,193
Teledyne Technologies, Inc.*	9,687	610,765
The Keyw Holding Corp.* (a)	4,886	37,867
Triumph Group, Inc. (a)	9,911	621,023

		5,821,385
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	14,420	83,492
Atlas Air Worldwide Holdings, Inc.* (a)	6,911	340,090
Forward Air Corp.	7,702	282,432
Hub Group, Inc. "A"*	9,682	348,843
Pacer International, Inc.*	9,352	59,105
Park-Ohio Holdings Corp.*	2,182	43,749

		1,157,711
Airlines 0.6%
Alaska Air Group, Inc.*	18,822	674,204
Allegiant Travel Co.* (a)	3,862	210,479
Hawaiian Holdings, Inc. "A"* (a)	13,574	70,992
JetBlue Airways Corp.* (a)	64,688	316,324
Republic Airways Holdings, Inc.*	12,879	63,622
SkyWest, Inc. (a)	14,114	155,960
Spirit Airlines, Inc.*	4,132	82,929
U.S. Airways Group, Inc.* (a)	42,599	323,327

		1,897,837
Building Products 0.7%
A.O. Smith Corp. (a)	9,995	449,275
AAON, Inc. (a)	5,014	101,233
Ameresco, Inc. " A "* (a)	4,752	64,389
American Woodmark Corp. (a)	2,550	45,900
Apogee Enterprises, Inc.	7,527	97,475
Builders FirstSource, Inc.* (a)	11,657	49,309
Gibraltar Industries, Inc.*	8,113	122,912
Griffon Corp.	12,681	135,687
Insteel Industries, Inc.	4,711	57,239
NCI Building Systems, Inc.* (a)	5,312	61,141
Quanex Building Products Corp.	9,805	172,862
Simpson Manufacturing Co., Inc.	10,896	351,396
Trex Co., Inc.* (a)	4,150	133,132
Universal Forest Products, Inc.	5,111	176,227
USG Corp.* (a)	18,762	322,706

		2,340,883
Commercial Services & Supplies 2.5%
A.T. Cross Co. "A"*	2,529	30,449
ABM Industries, Inc.	13,952	339,034
Acco Brands Corp.*	14,398	178,679
American Reprographics Co.*	9,656	52,046
Casella Waste Systems, Inc. "A"* (a)	6,295	39,218
Cenveo, Inc.* (a)	15,166	51,261
Clean Harbors, Inc.* (a)	12,337	830,650
Consolidated Graphics, Inc.*	2,251	101,858
Courier Corp.	2,933	34,023
Deluxe Corp. (a)	13,513	316,474
Encore Capital Group, Inc.*	4,221	95,184
EnergySolutions, Inc.*	21,222	103,988
EnerNOC, Inc.* (a)	6,765	48,708
Ennis, Inc.	6,979	110,408
Fuel Tech, Inc.*	4,860	26,536
G & K Services, Inc. "A"	4,937	168,845
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc. (a)	17,481	371,821
Heritage-Crystal Clean, Inc.*	1,264	25,217
Herman Miller, Inc.	15,067	345,938
HNI Corp. (a)	11,752	326,118
Innerworkings, Inc.* (a)	6,765	78,812
Interface, Inc. "A" (a)	14,046	195,942
Intersections, Inc.	2,357	30,122
Kimball International, Inc. "B"	8,430	58,251
Knoll, Inc.	12,510	208,166
McGrath Rentcorp.	6,387	205,087
Metalico, Inc.* (a)	10,662	45,527
Mine Safety Appliances Co. (a)	7,128	292,818
Mobile Mini, Inc.*	9,596	202,668
Multi-Color Corp.	2,978	67,035
NL Industries, Inc. (a)	1,832	27,297
Portfolio Recovery Associates, Inc.* (a)	4,494	322,310
Quad Graphics, Inc. (a)	6,538	90,878
Rollins, Inc. (a)	16,674	354,823
Schawk, Inc.	2,999	37,517
Standard Parking Corp.* (a)	4,211	86,326
Steelcase, Inc. "A"	20,715	198,864
Swisher Hygiene, Inc.* (a)	23,135	56,912
Sykes Enterprises, Inc.*	10,575	167,085
Team, Inc.*	5,084	157,350
Tetra Tech, Inc.* (a)	16,414	432,673
The Brink's Co. (a)	12,254	292,503
The Geo Group, Inc.*	16,123	306,498
TMS International Corp. "A"* (a)	3,322	40,196
TRC Companies, Inc.*	4,668	28,521
UniFirst Corp.	3,695	227,427
United Stationers, Inc. (a)	11,202	347,598
US Ecology, Inc.	4,741	103,069
Viad Corp.	5,482	106,515

		8,365,245
Construction & Engineering 0.7%
Aegion Corp.*	10,453	186,377
Argan, Inc. (a)	2,101	33,700
Comfort Systems U.S.A., Inc.	10,105	110,246
Dycom Industries, Inc.*	9,253	216,150
EMCOR Group, Inc.	17,591	487,623
Furmanite Corp.* (a)	9,652	61,966
Granite Construction, Inc. (a)	10,133	291,222
Great Lakes Dredge & Dock Co.	15,595	112,596
Layne Christensen Co.*	5,247	116,746
MasTec, Inc.*	14,891	269,378
Michael Baker Corp.*	2,280	54,378
MYR Group, Inc.* (a)	5,313	94,890
Northwest Pipe Co.*	2,425	51,507
Orion Marine Group, Inc.*	6,802	49,178
Pike Electric Corp.*	4,276	35,191
Primoris Services Corp. (a)	6,885	110,573
Sterling Construction Co., Inc.*	4,300	41,925
Tutor Perini Corp.*	8,367	130,358
UniTek Global Services, Inc.*	2,715	9,150

		2,463,154
Electrical Equipment 1.1%
A123 Systems, Inc.* (a)	23,545	26,370
Active Power, Inc.* (a)	20,696	16,145
Acuity Brands, Inc. (a)	11,398	716,136
American Superconductor Corp.* (a)	11,887	48,975
AZZ, Inc. (a)	3,350	172,994
Belden, Inc.	12,462	472,435
Brady Corp. "A" (a)	12,499	404,343
Broadwind Energy, Inc.* (a)	29,588	13,909
Capstone Turbine Corp.* (a)	69,868	71,265
Coleman Cable, Inc.*	2,288	22,239
Encore Wire Corp. (a)	4,901	145,707
EnerSys*	12,558	435,135
Franklin Electric Co., Inc. (a)	6,115	300,063
FuelCell Energy, Inc.* (a)	42,275	66,372
Generac Holdings, Inc.*	6,478	159,035
Global Power Equipment Group, Inc.* (a)	4,204	116,451
II-VI, Inc.*	13,602	321,687
LSI Industries, Inc.	4,939	36,203
Powell Industries, Inc.* (a)	2,345	80,316
PowerSecure International, Inc.* (a)	4,785	28,997
Preformed Line Products Co. (a)	662	43,361
SatCon Technology Corp.* (a)	23,961	8,626
Thermon Group Holdings, Inc.*	2,685	54,908
Valence Technology, Inc.* (a)	17,823	14,406
Vicor Corp.	5,406	43,248

		3,819,326
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,736	288,943
Seaboard Corp.*	83	161,933
Standex International Corp.	3,247	133,744

		584,620
Machinery 3.2%
Accuride Corp.* (a)	10,742	93,348
Actuant Corp. "A"	18,062	523,617
Alamo Group, Inc.	1,777	53,417
Albany International Corp. "A" (a)	7,354	168,774
Altra Holdings, Inc.* (a)	7,106	136,435
American Railcar Industries, Inc.* (a)	2,611	61,385
Ampco-Pittsburgh Corp.	2,295	46,198
Astec Industries, Inc.*	5,200	189,696
Barnes Group, Inc. (a)	14,305	376,364
Blount International, Inc.* (a)	12,918	215,472
Briggs & Stratton Corp. (a)	13,155	235,869
Cascade Corp.	2,382	119,386
Chart Industries, Inc.*	7,730	566,841
CIRCOR International, Inc.	4,563	151,811
CLARCOR, Inc. (a)	13,274	651,621
Colfax Corp.* (a)	13,598	479,193
Columbus McKinnon Corp.*	5,003	81,499
Commercial Vehicle Group, Inc.*	7,413	90,513
Douglas Dynamics, Inc.	4,992	68,640
Dynamic Materials Corp. (a)	3,487	73,611
Energy Recovery, Inc.* (a)	10,991	25,279
EnPro Industries, Inc.*	5,490	225,639
ESCO Technologies, Inc. (a)	6,967	256,177
Federal Signal Corp.* (a)	16,764	93,208
Flow International Corp.*	12,996	52,244
FreightCar America, Inc.	3,136	70,529
Gorman-Rupp Co.	3,918	114,327
Graham Corp.	2,692	58,928
Greenbrier Companies, Inc.*	5,262	104,135
Hurco Companies, Inc.*	1,628	45,991
John Bean Technologies Corp.	7,542	122,180
Kadant, Inc.*	3,049	72,627
Kaydon Corp. (a)	8,664	221,019
L.B. Foster Co. "A"	2,318	66,086
Lindsay Corp. (a)	3,284	217,631
Lydall, Inc.*	4,733	48,229
Meritor, Inc.*	24,597	198,498
Met-Pro Corp.	4,051	42,779
Middleby Corp.* (a)	4,933	499,121
Miller Industries, Inc.	2,809	47,528
Mueller Industries, Inc. (a)	9,957	452,546
Mueller Water Products, Inc. "A"	41,488	138,155
NACCO Industries, Inc. "A"	1,554	180,839
NN, Inc.*	4,544	37,079
Omega Flex, Inc.* (a)	800	10,160
PMFG, Inc.* (a)	5,418	81,324
Proto Labs, Inc.*	1,291	44,010
RBC Bearings, Inc.* (a)	5,731	264,371
Robbins & Myers, Inc.	10,369	539,706
Sauer-Danfoss, Inc.	3,079	144,713
Sun Hydraulics Corp.	5,346	139,851
Tecumseh Products Co. "A"* (a)	4,733	19,027
Tennant Co.	5,014	220,616
Titan International, Inc. (a)	11,005	260,268
TriMas Corp.*	6,820	152,700
Twin Disc, Inc. (a)	2,230	58,181
Wabash National Corp.* (a)	18,266	189,053
Watts Water Technologies, Inc. "A" (a)	7,905	322,129
Woodward, Inc.	16,182	693,075
Xerium Technologies, Inc.*	3,096	19,969

		10,933,617
Marine 0.1%
Baltic Trading Ltd.	4,634	19,231
Eagle Bulk Shipping, Inc.* (a)	16,672	32,344
Excel Maritime Carriers Ltd.* (a)	11,112	22,224
Genco Shipping & Trading Ltd.* (a)	9,466	60,204
International Shipholding Corp. (a)	1,425	32,903
Ultrapetrol Bahamas Ltd.* (a)	6,466	12,932

		179,838
Professional Services 1.5%
Acacia Research Corp.*	11,257	469,867
Barrett Business Services, Inc.	2,007	39,799
CBIZ, Inc.* (a)	10,384	65,627
CDI Corp. (a)	3,282	58,846
Corporate Executive Board Co.	9,079	390,488
CoStar Group, Inc.* (a)	6,662	460,011
CRA International, Inc.*	2,764	69,708
Dolan Co.*	8,156	74,301
Exponent, Inc.*	3,518	170,693
Franklin Covey Co.*	3,515	33,076
FTI Consulting, Inc.* (a)	11,071	415,384
GP Strategies Corp.*	3,969	69,458
Heidrick & Struggles International, Inc. (a)	4,591	101,140
Hill International, Inc.*	6,325	24,857
Hudson Highland Group, Inc.*	8,974	48,280
Huron Consulting Group, Inc.*	5,785	217,285
ICF International, Inc.*	5,266	133,598
Insperity, Inc. (a)	6,069	185,954
Kelly Services, Inc. "A"	6,987	111,722
Kforce, Inc.*	7,913	117,904
Korn/Ferry International*	12,507	209,492
Mistras Group, Inc.*	3,828	91,183
Navigant Consulting, Inc.*	13,495	187,715
Odyssey Marine Exploration, Inc.* (a)	19,399	60,137
On Assignment, Inc.*	9,872	172,464
Pendrell Corp.* (a)	40,128	104,734
Resources Connection, Inc.	11,311	158,920
RPX Corp.*	2,755	46,725
The Advisory Board Co.*	4,390	389,042
TrueBlue, Inc.*	10,659	190,583
VSE Corp. (a)	996	24,711

		4,893,704
Road & Rail 1.2%
AMERCO (a)	2,266	239,086
Arkansas Best Corp. (a)	6,792	127,758
Avis Budget Group, Inc.* (a)	27,642	391,134
Celadon Group, Inc. (a)	5,220	81,171
Covenant Transport, Inc., "A"*	2,427	7,766
Dollar Thrifty Automotive Group, Inc.* (a)	7,641	618,233
Genesee & Wyoming, Inc. "A"*	10,433	569,433
Heartland Express, Inc. (a)	13,097	189,383
Knight Transportation, Inc.	15,994	282,454
Marten Transport Ltd. (a)	4,139	91,348
Old Dominion Freight Line, Inc.*	12,523	596,971
Patriot Transportation Holding, Inc.* (a)	1,628	37,916
Quality Distribution, Inc.*	4,494	61,927
RailAmerica, Inc.*	5,594	120,047
Roadrunner Transportation Systems, Inc.*	2,398	41,605
Saia, Inc.*	4,246	72,224
Swift Transportation Co.* (a)	20,650	238,301
Universal Truckload Services, Inc.	1,496	22,530
Werner Enterprises, Inc. (a)	11,467	285,070
Zipcar, Inc.* (a)	2,576	38,151

		4,112,508
Trading Companies & Distributors 1.2%
Aceto Corp.	7,182	68,157
Aircastle Ltd.	14,589	178,569
Applied Industrial Technologies, Inc. (a)	11,157	458,887
Beacon Roofing Supply, Inc.*	12,058	310,614
CAI International, Inc.* (a)	3,185	57,903
DXP Enterprises, Inc.*	2,283	99,288
Essex Rental Corp.* (a)	4,785	18,279
H&E Equipment Services, Inc.* (a)	7,419	140,367
Houston Wire & Cable Co. (a)	4,519	62,769
Interline Brands, Inc.*	8,311	179,601
Kaman Corp.	6,984	237,107
Lawson Products, Inc.	778	11,756
RSC Holdings, Inc.* (a)	17,849	403,209
Rush Enterprises, Inc. "A"*	8,490	180,158
SeaCube Container Leasing Ltd. (a)	2,950	50,740
TAL International Group, Inc. (a)	5,755	211,266
Textainer Group Holdings Ltd. (a)	2,994	101,497
Titan Machinery, Inc.* (a)	4,031	113,674
United Rentals, Inc.* (a)	16,452	705,626
Watsco, Inc. (a)	7,417	549,155

		4,138,622
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.* (a)	5,585	90,477
Information Technology 16.0%
Communications Equipment 1.9%
ADTRAN, Inc. (a)	17,017	530,760
Anaren, Inc.*	4,066	74,611
Arris Group, Inc.*	30,280	342,164
Aruba Networks, Inc.* (a)	23,636	526,610
Aviat Networks, Inc.*	15,896	44,827
Bel Fuse, Inc. "B"	2,887	51,013
Black Box Corp.	4,818	122,907
Calix, Inc.* (a)	10,651	90,853
Communications Systems, Inc. (a)	1,770	23,240
Comtech Telecommunications Corp. (a)	5,011	163,258
Dialogic, Inc.* (a)	4,587	3,991
Digi International, Inc.*	6,804	74,776
EMCORE Corp.* (a)	5,803	27,680
Emulex Corp.*	23,081	239,581
Extreme Networks, Inc.* (a)	24,634	94,348
Finisar Corp.* (a)	23,582	475,177
Globecomm Systems, Inc.*	5,927	85,823
Harmonic, Inc.*	29,770	162,842
Infinera Corp.* (a)	27,471	223,065
InterDigital, Inc.	11,937	416,124
Ixia* (a)	10,041	125,412
KVH Industries, Inc.* (a)	3,942	41,391
Loral Space & Communications, Inc.*	2,861	227,736
Meru Networks, Inc.* (a)	2,881	11,668
NETGEAR, Inc.*	9,628	367,790
NumereX Corp. "A"* (a)	2,509	24,538
Oclaro, Inc.* (a)	13,220	52,087
Oplink Communications, Inc.*	5,046	86,287
OpNext, Inc.*	11,044	17,118
Plantronics, Inc.	11,467	461,661
Powerwave Technologies, Inc.* (a)	9,010	18,470
Procera Networks, Inc.*	3,727	83,336
ShoreTel, Inc.* (a)	12,511	71,062
Sonus Networks, Inc.* (a)	55,953	162,264
Sycamore Networks, Inc.*	5,316	94,306
Symmetricom, Inc.*	11,136	64,255
Ubiquiti Networks, Inc.* (a)	2,277	72,022
ViaSat, Inc.* (a)	9,550	460,405
Westell Technologies, Inc. "A"*	13,638	31,777

		6,247,235
Computers & Peripherals 0.6%
3D Systems Corp.* (a)	10,928	257,245
Avid Technology, Inc.* (a)	8,000	88,000
Cray, Inc.*	9,671	70,792
Dot Hill Systems Corp.*	14,867	22,449
Electronics for Imaging, Inc.*	12,166	202,199
Imation Corp.*	7,894	48,864
Immersion Corp.*	7,833	42,768
Intermec, Inc.*	15,837	122,420
Intevac, Inc.*	6,166	52,411
Novatel Wireless, Inc.* (a)	8,473	28,385
OCZ Technology Group, Inc.* (a)	17,533	122,380
Quantum Corp.* (a)	59,706	156,430
Rimage Corp.	2,549	25,515
Silicon Graphics International Corp.* (a)	8,188	79,260
STEC, Inc.* (a)	9,820	92,701
Stratasys, Inc.* (a)	5,501	200,897
Super Micro Computer, Inc.*	7,554	131,893
Synaptics, Inc.* (a)	8,446	308,363
Xyratex Ltd.	7,399	117,718

		2,170,690
Electronic Equipment, Instruments & Components 2.5%
Aeroflex Holding Corp.* (a)	5,160	57,482
Agilysys, Inc.* (a)	4,665	41,938
Anixter International, Inc.* (a)	7,639	554,057
Badger Meter, Inc. (a)	3,909	132,867
Benchmark Electronics, Inc.*	15,919	262,504
Brightpoint, Inc.*	17,752	142,904
Checkpoint Systems, Inc.*	10,364	116,906
Cognex Corp. (a)	10,913	462,275
Coherent, Inc.*	6,205	361,938
CTS Corp.	9,191	96,689
Daktronics, Inc.	9,151	81,352
DDi Corp.	4,031	49,178
DTS, Inc.*	4,671	141,158
Echelon Corp.* (a)	9,261	41,026
Electro Rent Corp.	4,920	90,577
Electro Scientific Industries, Inc.	5,853	87,853
eMagin Corp.* (a)	4,528	14,716
Fabrinet* (a)	5,463	96,750
FARO Technologies, Inc.*	4,289	250,177
FEI Co.* (a)	10,189	500,382
GSI Group, Inc.*	6,739	81,272
Identive Group, Inc.* (a)	10,529	22,006
Insight Enterprises, Inc.*	11,490	251,976
InvenSense, Inc.* (a)	2,667	48,273
KEMET Corp.*	11,817	110,607
LeCroy Corp.*	4,235	44,002
Littelfuse, Inc. (a)	5,677	355,948
Maxwell Technologies, Inc.* (a)	7,333	134,414
Measurement Specialties, Inc.*	3,869	130,385
Mercury Computer Systems, Inc.*	8,085	107,126
Methode Electronics, Inc.	9,481	87,984
Microvision, Inc.* (a)	4,626	12,629
MTS Systems Corp.	4,110	218,200
Multi-Fineline Electronix, Inc.*	2,319	63,657
NeoPhotonics Corp.* (a)	2,061	9,749
Newport Corp.*	9,973	176,722
OSI Systems, Inc.*	4,998	306,377
Park Electrochemical Corp.	5,527	167,081
PC Connection, Inc.	2,400	19,728
Plexus Corp.*	9,346	327,017
Power-One, Inc.* (a)	17,744	80,735
Pulse Electronics Corp.	10,660	26,757
RadiSys Corp.*	5,012	37,089
RealD, Inc.* (a)	10,966	148,041
Richardson Electronics Ltd. (a)	3,583	42,924
Rofin-Sinar Technologies, Inc.*	7,503	197,854
Rogers Corp.* (a)	4,232	163,990
Sanmina-SCI Corp.*	21,163	242,316
ScanSource, Inc.*	7,069	263,815
SYNNEX Corp.* (a)	6,617	252,372
TTM Technologies, Inc.* (a)	13,868	159,343
Universal Display Corp.* (a)	10,120	369,684
Viasystems Group, Inc.* (a)	862	16,361
Vishay Precision Group, Inc.* (a)	3,234	47,960
X-Rite, Inc.* (a)	6,811	30,922
Zygo Corp.*	4,146	81,137

		8,419,182
Internet Software & Services 1.7%
Ancestry.com, Inc.* (a)	8,234	187,241
Angie's List, Inc.* (a)	2,717	51,324
Bankrate, Inc.* (a)	6,117	151,396
Bazaarvoice, Inc.*	2,887	57,365
Brightcove, Inc.*	1,519	37,666
Carbonite, Inc.* (a)	1,976	21,756
comScore, Inc.*	8,296	177,451
Constant Contact, Inc.* (a)	7,702	229,443
Cornerstone OnDemand, Inc.* (a)	2,962	64,690
DealerTrack Holdings, Inc.* (a)	10,822	327,474
Demand Media, Inc.* (a)	2,125	15,406
Dice Holdings, Inc.*	12,492	116,550
Digital River, Inc.*	9,719	181,842
EarthLink, Inc.	28,876	230,719
Envestnet, Inc.*	5,217	65,317
FriendFinder Networks, Inc.* (a)	1,214	1,651
InfoSpace, Inc.* (a)	10,454	133,916
Internap Network Services Corp.*	13,433	98,598
Intralinks Holdings, Inc.*	8,403	44,452
j2 Global, Inc. (a)	12,132	347,946
Keynote Systems, Inc. (a)	3,953	78,111
KIT Digital, Inc.* (a)	10,498	75,586
Limelight Networks, Inc.* (a)	16,309	53,657
Liquidity Services, Inc.*	4,895	219,296
LivePerson, Inc.* (a)	13,837	232,047
LogMeIn, Inc.* (a)	5,305	186,895
LoopNet, Inc.*	4,806	90,257
Marchex, Inc. "B" (a)	5,551	24,757
Move, Inc.*	10,390	100,887
NIC, Inc. (a)	16,682	202,353
OpenTable, Inc.* (a)	6,167	249,579
Openwave Systems, Inc.*	22,941	52,076
Perficient, Inc.* (a)	6,334	76,071
Quepasa Corp.* (a)	2,026	8,995
QuinStreet, Inc.* (a)	7,229	75,832
RealNetworks, Inc.	5,527	54,938
Responsys, Inc.* (a)	2,447	29,291
Saba Software, Inc.*	7,972	78,205
SciQuest, Inc.*	3,247	49,484
SPS Commerce, Inc.* (a)	2,230	59,942
Stamps.com, Inc.*	3,176	88,547
Support.com, Inc.*	12,427	39,145
TechTarget, Inc.* (a)	3,701	25,648
The Active Network, Inc.*	3,552	59,780
Travelzoo, Inc.* (a)	1,483	34,109
United Online, Inc. (a)	23,295	113,913
ValueClick, Inc.* (a)	20,740	409,408
Vocus, Inc.*	4,692	62,169
Web.com Group, Inc.* (a)	7,599	109,654
XO Group, Inc.*	7,115	66,810
Zillow, Inc.*	1,092	38,864
Zix Corp.* (a)	15,785	45,934

		5,634,443
IT Services 1.9%
Acxiom Corp.*	21,314	312,890
CACI International, Inc. "A"* (a)	6,963	433,725
Cardtronics, Inc.*	11,299	296,599
Cass Information Systems, Inc. (a)	2,407	96,160
CIBER, Inc.*	16,768	71,096
Computer Task Group, Inc.*	4,145	63,501
Convergys Corp.*	27,705	369,862
CSG Systems International, Inc.*	9,068	137,290
Dynamics Research Corp.*	2,415	23,281
Echo Global Logistics, Inc.* (a)	2,944	47,398
EPAM Systems, Inc.*	976	20,028
Euronet Worldwide, Inc.*	13,424	280,427
Exlservice Holdings, Inc.*	4,502	123,535
Forrester Research, Inc. (a)	3,883	125,809
Global Cash Access Holdings, Inc.*	16,730	130,494
Heartland Payment Systems, Inc.	10,130	292,149
Higher One Holdings Inc.* (a)	7,978	119,271
iGATE Corp.* (a)	8,266	138,538
Jack Henry & Associates, Inc. (a)	22,860	779,983
Lionbridge Technologies, Inc.*	15,386	44,312
ManTech International Corp. "A"	6,082	209,586
MAXIMUS, Inc. (a)	9,132	371,399
ModusLink Global Solutions, Inc.*	11,714	63,256
MoneyGram International, Inc.*	2,839	51,102
NCI, Inc. "A"*	1,678	10,722
PRGX Global, Inc.*	4,961	31,205
Sapient Corp.	28,742	357,838
ServiceSource International, Inc.*	2,892	44,768
Stream Global Services, Inc.* (a)	1,538	5,060
Syntel, Inc.	4,018	225,008
TeleTech Holdings, Inc.* (a)	6,782	109,190
The Hackett Group, Inc.* (a)	7,890	47,103
TNS, Inc.*	6,680	145,156
Unisys Corp.* (a)	11,221	221,278
Virtusa Corp.*	4,011	69,270
Wright Express Corp.* (a)	10,180	658,951

		6,527,240
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	10,564	138,600
Alpha & Omega Semiconductor Ltd.* (a)	3,838	36,921
Amkor Technology, Inc.* (a)	23,639	145,262
Amtech Systems, Inc.* (a)	2,521	21,000
ANADIGICS, Inc.* (a)	17,152	40,650
Applied Micro Circuits Corp.*	16,623	115,364
ATMI, Inc.*	8,258	192,411
Axcelis Technologies, Inc.*	28,848	49,618
AXT, Inc.* (a)	8,503	53,994
Brooks Automation, Inc.	17,294	213,235
Cabot Microelectronics Corp.	6,148	239,034
Cavium, Inc.* (a)	12,745	394,330
CEVA, Inc.* (a)	5,998	136,215
Cirrus Logic, Inc.* (a)	17,437	415,001
Cohu, Inc.	6,136	69,766
CSR PLC (ADR)*	2,020	29,654
Cymer, Inc.* (a)	8,039	401,950
Diodes, Inc.* (a)	9,218	213,673
DSP Group, Inc.*	6,073	40,446
Entegris, Inc.*	35,276	329,478
Entropic Communications, Inc.* (a)	22,876	133,367
Exar Corp.*	9,335	78,414
FormFactor, Inc.* (a)	13,234	73,846
FSI International, Inc.* (a)	10,049	49,140
GSI Technology, Inc.* (a)	5,571	23,621
GT Advanced Technologies, Inc.* (a)	31,129	257,437
Hittite Microwave Corp.*	8,252	448,166
Inphi Corp.* (a)	5,770	81,819
Integrated Device Technology, Inc.*	38,901	278,142
Integrated Silicon Solution, Inc.* (a)	7,155	79,850
Intermolecular, Inc.*	2,568	15,947
IXYS Corp.* (a)	6,306	83,239
Kopin Corp.*	18,334	74,619
Kulicke & Soffa Industries, Inc.*	18,801	233,696
Lattice Semiconductor Corp.*	31,184	200,513
LTX-Credence Corp.*	13,004	93,499
MaxLinear, Inc. "A"* (a)	4,349	24,224
Micrel, Inc. (a)	13,500	138,510
Microsemi Corp.*	22,751	487,781
Mindspeed Technologies, Inc.* (a)	8,832	56,260
MIPS Technologies, Inc.* (a)	13,730	74,691
MKS Instruments, Inc.	13,770	406,628
Monolithic Power Systems, Inc.*	7,943	156,239
MoSys, Inc.* (a)	8,668	34,412
Nanometrics, Inc.*	5,325	98,566
NVE Corp.* (a)	1,302	69,006
OmniVision Technologies, Inc.*	13,777	275,540
PDF Solutions, Inc.* (a)	6,254	52,721
Pericom Semiconductor Corp.*	6,718	54,349
Photronics, Inc.* (a)	15,696	104,378
PLX Technology, Inc.*	11,118	44,694
Power Integrations, Inc.	7,562	280,701
Rambus, Inc.* (a)	25,594	165,081
RF Micro Devices, Inc.*	72,655	361,822
Rubicon Technology, Inc.* (a)	4,744	49,480
Rudolph Technologies, Inc.*	8,474	94,146
Semtech Corp.* (a)	17,193	489,313
Sigma Designs, Inc.*	8,101	41,963
Silicon Image, Inc.*	20,651	121,428
Spansion, Inc. "A"*	13,428	163,553
Standard Microsystems Corp.* (a)	6,138	158,790
STR Holdings, Inc.* (a)	8,021	38,822
Supertex, Inc.* (a)	2,837	51,265
Tessera Technologies, Inc.*	13,351	230,305
TriQuint Semiconductor, Inc.* (a)	43,105	297,209
Ultra Clean Holdings*	5,955	44,901
Ultratech, Inc.*	6,683	193,673
Veeco Instruments, Inc.* (a)	10,700	306,020
Volterra Semiconductor Corp.*	6,452	222,046

		10,870,434
Software 4.2%
Accelrys, Inc.*	14,894	118,854
ACI Worldwide, Inc.* (a)	10,296	414,620
Actuate Corp.*	10,139	63,673
Advent Software, Inc.*	8,562	219,187
American Software, Inc. "A"	5,875	50,407
Aspen Technology, Inc.*	22,269	457,183
AVG Technologies NV*	2,103	31,433
Blackbaud, Inc. (a)	11,722	389,522
Bottomline Technologies, Inc.*	9,526	266,156
BroadSoft, Inc.* (a)	5,934	226,975
Callidus Software* (a)	8,028	62,699
CommVault Systems, Inc.*	11,593	575,477
Concur Technologies, Inc.* (a)	11,753	674,387
Convio, Inc.* (a)	3,203	49,550
Deltek, Inc.* (a)	5,928	63,192
Digimarc Corp.* (a)	1,655	46,241
Ebix, Inc. (a)	7,585	175,669
Ellie Mae, Inc.* (a)	2,294	25,601
EPIQ Systems, Inc. (a)	8,187	99,063
ePlus, Inc.*	913	29,189
Fair Isaac Corp.	9,400	412,660
FalconStor Software, Inc.* (a)	8,242	30,825
Glu Mobile, Inc.* (a)	12,672	61,459
Guidance Software, Inc.*	3,245	35,857
Guidewire Software, Inc.*	2,329	71,679
Imperva, Inc.*	1,436	56,219
Interactive Intelligence Group* (a)	3,819	116,518
JDA Software Group, Inc.*	11,113	305,385
Jive Software, Inc.*	4,074	110,637
Kenexa Corp.*	7,023	219,399
Manhattan Associates, Inc.*	5,354	254,476
Mentor Graphics Corp.*	25,369	376,983
MicroStrategy, Inc. "A"*	2,096	293,440
Monotype Imaging Holdings, Inc.* (a)	9,348	139,285
Motricity, Inc.* (a)	9,829	10,812
Netscout Systems, Inc.*	9,859	200,532
NetSuite, Inc.* (a)	7,532	378,784
OPNET Technologies, Inc.	3,822	110,838
Parametric Technology Corp.* (a)	31,361	876,226
Pegasystems, Inc. (a)	4,331	165,271
Progress Software Corp.* (a)	16,317	385,408
PROS Holdings, Inc.* (a)	5,678	106,179
QAD, Inc. "A"*	1,775	23,253
QLIK Technologies, Inc.* (a)	18,528	592,896
Quest Software, Inc.*	14,941	347,677
RealPage, Inc.* (a)	7,938	152,171
Rosetta Stone, Inc.* (a)	2,899	29,918
SeaChange International, Inc.*	6,842	53,231
Smith Micro Software, Inc.*	9,697	22,594
Solarwinds, Inc.* (a)	15,000	579,750
Sourcefire, Inc.* (a)	7,486	360,301
SRS Labs, Inc.*	2,838	19,724
SS&C Technologies Holdings, Inc.*	6,679	155,821
Synchronoss Technologies, Inc.* (a)	6,931	221,238
Take-Two Interactive Software, Inc.* (a)	19,295	296,854
Taleo Corp. "A"*	10,816	496,779
Tangoe, Inc.* (a)	2,725	51,257
TeleCommunication Systems, Inc. "A"*	12,735	35,403
TeleNav, Inc.*	4,248	29,821
THQ, Inc.* (a)	17,824	9,981
TiVo, Inc.*	31,401	376,498
Tyler Technologies, Inc.* (a)	7,804	299,752
Ultimate Software Group, Inc.*	6,806	498,744
VASCO Data Security International, Inc.* (a)	7,175	77,418
Verint Systems, Inc.*	5,577	180,639
Virnetx Holding Corp.* (a)	10,666	255,237
Wave Systems Corp. "A"* (a)	22,225	41,338
Websense, Inc.*	9,942	209,677

		14,175,922
Materials 4.4%
Chemicals 2.0%
A. Schulman, Inc. (a)	8,062	217,835
American Vanguard Corp. (a)	5,997	130,075
Balchem Corp. (a)	7,523	227,571
Calgon Carbon Corp.*	14,733	229,982
Chase Corp. (a)	1,651	26,003
Chemtura Corp.*	25,348	430,409
Ferro Corp.*	23,011	136,685
Flotek Industries, Inc.* (a)	13,086	157,294
FutureFuel Corp. (a)	4,754	52,199
Georgia Gulf Corp.*	8,915	310,955
GSE Holding, Inc.*	2,103	27,606
H.B. Fuller Co. (a)	13,021	427,479
Hawkins, Inc. (a)	2,293	85,300
Innophos Holdings, Inc.	5,683	284,832
Innospec, Inc.*	6,323	192,093
KMG Chemicals, Inc. (a)	1,977	35,685
Koppers Holdings, Inc. (a)	5,478	211,232
Kraton Performance Polymers, Inc.*	8,322	221,116
Landec Corp.*	6,891	44,998
LSB Industries, Inc.*	4,830	187,984
Minerals Technologies, Inc.	4,795	313,641
NewMarket Corp. (a)	2,374	444,888
Olin Corp.	21,000	456,750
OM Group, Inc.*	8,106	222,996
Omnova Solutions, Inc.* (a)	11,871	80,129
PolyOne Corp.	24,571	353,822
Quaker Chemical Corp.	3,428	135,235
Senomyx, Inc.* (a)	10,754	29,466
Sensient Technologies Corp. (a)	13,195	501,410
Spartech Corp.*	8,472	41,343
Stepan Co. (a)	2,154	189,121
TPC Group, Inc.* (a)	3,543	156,636
Tredegar Corp. (a)	6,176	120,988
Zep, Inc.	5,751	82,814
Zoltek Companies, Inc.* (a)	7,464	84,492

		6,851,064
Construction Materials 0.2%
Eagle Materials, Inc.	11,724	407,409
Headwaters, Inc.* (a)	15,745	65,814
Texas Industries, Inc. (a)	5,944	208,099
United States Lime & Minerals, Inc.* (a)	701	41,983

		723,305
Containers & Packaging 0.2%
AEP Industries, Inc.*	1,125	39,161
Boise, Inc. (a)	22,867	187,738
Graphic Packaging Holding Co.*	41,814	230,814
Myers Industries, Inc.	7,987	117,808

		575,521
Metals & Mining 1.4%
A.M. Castle & Co.* (a)	4,420	55,913
AMCOL International Corp.	6,358	187,497
Century Aluminum Co.*	13,782	122,384
Coeur d'Alene Mines Corp.* (a)	23,529	558,579
General Moly, Inc.* (a)	18,078	60,561
Globe Specialty Metals, Inc.	16,496	245,296
Gold Resource Corp. (a)	7,407	180,064
Golden Minerals Co.* (a)	7,446	62,770
Golden Star Resources Ltd.* (a)	69,293	128,885
Handy & Harman Ltd.*	1,698	24,519
Haynes International, Inc.	3,245	205,571
Hecla Mining Co. (a)	73,362	338,932
Horsehead Holding Corp.* (a)	11,645	132,637
Jaguar Mining, Inc.* (a)	22,215	103,744
Kaiser Aluminum Corp. (a)	4,339	205,061
Materion Corp.*	5,433	156,090
McEwen Mining, Inc.* (a)	28,182	125,128
Metals U.S.A. Holdings Corp.* (a)	2,889	41,631
Midway Gold Corp.* (a)	24,110	34,477
Noranda Aluminum Holding Corp.	6,085	60,668
Olympic Steel, Inc. (a)	2,416	57,984
Paramount Gold and Silver Corp.* (a)	31,589	71,391
Revett Minerals, Inc.*	6,194	25,891
RTI International Metals, Inc.* (a)	7,852	181,067
Stillwater Mining Co.* (a)	30,302	383,017
SunCoke Energy, Inc.* (a)	18,478	262,572
Thompson Creek Metals Co., Inc.* (a)	39,952	270,076
U.S. Energy Corp.* (a)	5,936	18,758
U.S. Silica Holdings, Inc.*	3,097	64,841
Universal Stainless & Alloy Products, Inc.*	1,831	78,220
Vista Gold Corp.* (a)	19,382	60,860
Worthington Industries, Inc.	14,106	270,553

		4,775,637
Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	10,473	355,768
Clearwater Paper Corp.*	5,986	198,795
Deltic Timber Corp. (a)	2,804	177,465
KapStone Paper & Packaging Corp.*	10,242	201,767
Louisiana-Pacific Corp.* (a)	34,717	324,604
Neenah Paper, Inc. (a)	4,158	123,659
P.H. Glatfelter Co. (a)	11,613	183,253
Schweitzer-Mauduit International, Inc. (a)	4,224	291,709
Verso Paper Corp.* (a)	4,102	7,712
Wausau Paper Corp. (a)	13,125	123,113

		1,987,845
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
8x8, Inc.* (a)	16,320	68,544
AboveNet, Inc.* (a)	6,119	506,653
Alaska Communications Systems Group, Inc. (a)	12,079	37,203
Atlantic Tele-Network, Inc.	2,519	91,591
Boingo Wireless, Inc.* (a)	1,414	17,109
Cbeyond, Inc.*	7,416	59,328
Cincinnati Bell, Inc.* (a)	52,280	210,166
Cogent Communications Group, Inc.*	12,036	229,647
Consolidated Communications Holdings, Inc. (a)	6,858	134,623
FairPoint Communications, Inc.* (a)	5,540	20,830
General Communication, Inc. "A"*	9,696	84,549
Globalstar, Inc.* (a)	26,891	18,824
HickoryTech Corp. (a)	3,350	34,639
IDT Corp. "B" (a)	3,759	35,109
inContact, Inc.* (a)	7,637	42,614
Iridium Communications, Inc.* (a)	11,429	100,118
Lumos Networks Corp.	3,931	42,298
Neutral Tandem, Inc.*	8,222	100,226
Orbcomm, Inc.*	8,994	34,627
Premiere Global Services, Inc.* (a)	13,558	122,564
SureWest Communications (a)	3,811	85,938
Towerstream Corp.* (a)	11,285	53,604
Vonage Holdings Corp.*	37,209	82,232

		2,213,036
Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*	16,264	141,985
NTELOS Holdings Corp. (a)	3,931	81,372
Shenandoah Telecommunications Co. (a)	6,495	72,419
U.S.A. Mobility, Inc. (a)	5,643	78,607

		374,383
Utilities 3.1%
Electric Utilities 1.3%
ALLETE, Inc.	8,886	368,680
Central Vermont Public Service Corp.	3,547	124,854
Cleco Corp. (a)	16,090	637,969
El Paso Electric Co.	11,081	360,022
Empire District Electric Co. (a)	10,927	222,364
IDACORP, Inc.	13,092	538,343
MGE Energy, Inc. (a)	6,092	270,424
Otter Tail Corp.	9,396	203,893
PNM Resources, Inc.	20,996	384,227
Portland General Electric Co.	19,956	498,501
UIL Holdings Corp. (a)	13,336	463,559
Unisource Energy Corp.	9,673	353,742
Unitil Corp. (a)	2,880	77,270

		4,503,848
Gas Utilities 1.0%
Chesapeake Utilities Corp.	2,489	102,348
New Jersey Resources Corp. (a)	10,924	486,883
Northwest Natural Gas Co. (a)	7,017	318,572
Piedmont Natural Gas Co., Inc. (a)	19,017	590,858
South Jersey Industries, Inc. (a)	7,881	394,365
Southwest Gas Corp.	12,129	518,393
The Laclede Group, Inc. (a)	5,856	228,501
WGL Holdings, Inc. (a)	13,528	550,590

		3,190,510
Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.* (a)	29,915	414,024
Dynegy, Inc.* (a)	27,526	15,415
Genie Energy Ltd. "B"	3,759	36,349
Ormat Technologies, Inc. (a)	4,667	94,040

		559,828
Multi-Utilities 0.4%
Avista Corp.	15,210	389,072
Black Hills Corp. (a)	11,639	390,255
CH Energy Group, Inc. (a)	4,086	272,659
NorthWestern Corp.	9,550	338,643

		1,390,629
Water Utilities 0.2%
American States Water Co. (a)	4,862	175,713
Artesian Resources Corp. "A" (a)	2,051	38,538
Cadiz, Inc.* (a)	3,128	28,778
California Water Service Group (a)	11,014	200,565
Connecticut Water Service, Inc. (a)	2,166	61,276
Consolidated Water Co., Ltd. (a)	3,947	31,221
Middlesex Water Co.	4,173	78,828
SJW Corp. (a)	3,811	91,921
York Water Co. (a)	3,196	55,290

		762,130

Total Common Stocks (Cost $289,018,901)		323,014,228
Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 10/14/2013* (Cost $0)	2,943	1,954

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.056% **, 5/3/2012 (Cost $1,334,971) (b)	1,335,000	1,334,955

	Shares	Value ($)
Securities Lending Collateral 42.8%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $144,492,753)	144,492,753	144,492,753
Cash Equivalents 1.5%
Central Cash Management Fund, 0.11% (c) (Cost $5,101,227)	5,101,227	5,101,227

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $439,947,852) †	140.3	473,945,117
Other Assets and Liabilities, Net (a)	(40.3)	(136,102,094)

Net Assets	100.0	337,843,023

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $444,033,666.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $29,911,451. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $80,291,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,379,564.

(a)
All or a portion of these securities were on loan amounting to $140,502,536. In addition, included in other assets and liabilities, net are pending sale, amounting to $190,369, that are also on loan. The value of all securities loaned at March 31, 2012 amounted to $140,692,905 which is 41.6% of net assets.

(b)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell 2000 Mini Index	USD	6/15/2012	111	9,187,470	247,821

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants(e)	$323,014,228	$—	$1,954	$323,016,182
Government & Agency Obligation	—	1,334,955	—	1,334,955
Short-Term Investments(e)	149,593,980	—	—	149,593,980
Derivatives(f)	$247,821	$—	$—	$247,821
Total	$472,856,029	$1,334,955	$1,954	$474,192,938

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Warrants
Balance as of December 31, 2011	$1,836
Realized Gains (Loss)	—
Change in unrealized appreciation (depreciation)	118
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2012	$1,954
Net change in unrealized appreciation (depreciation) from investments held at March 31, 2012	$118

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$247,821

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012